UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2026

Nuveen Minnesota Intermediate Municipal Bond Fund
Class A Shares/FAMAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.80%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Minnesota Intermediate Municipal Bond Fund returned 5.59% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 5.92%.

Top contributors to relative performance

•
Sector positioning, especially an overweight to nursing-home bonds and an underweight to industrial development revenue bonds.

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer.

Top detractors from relative performance

•
An overweight to bonds with durations shorter than two years.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	5.59%	1.00%	1.81%

Class A Shares at maximum sales charge (Offering Price)	2.37%	0.38%	1.50%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Intermediate Index	5.92%	1.23%	2.25%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	5.12%	0.52%	1.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$403,405,271

Total number of portfolio holdings	306

Portfolio turnover (%)	10%

Total management fees paid for the year	$1,809,802

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below- investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678713_AR_0526 5533738

3

Annual Shareholder Report May 31, 2026

Nuveen Minnesota Intermediate Municipal Bond Fund
Class C Shares/NIBCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$164	1.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Minnesota Intermediate Municipal Bond Fund returned 4.77% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 5.92%.

Top contributors to relative performance

•
Sector positioning, especially an overweight to nursing-home bonds and an underweight to industrial development revenue bonds.

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer.

Top detractors from relative performance

•
An overweight to bonds with durations shorter than two years.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	4.77%	0.21%	1.16%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Intermediate Index	5.92%	1.23%	2.25%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	5.12%	0.52%	1.40%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$403,405,271

Total number of portfolio holdings	306

Portfolio turnover (%)	10%

Total management fees paid for the year	$1,809,802

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693100_AR_0526 5533738

3

Annual Shareholder Report May 31, 2026

Nuveen Minnesota Intermediate Municipal Bond Fund
Class I Shares/FAMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Minnesota Intermediate Municipal Bond Fund returned 5.81% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Intermediate Index, which returned 5.92%.

Top contributors to relative performance

•
Sector positioning, especially an overweight to nursing-home bonds and an underweight to industrial development revenue bonds.

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer.

Top detractors from relative performance

•
An overweight to bonds with durations shorter than two years.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	5.81%	1.21%	2.02%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Intermediate Index	5.92%	1.23%	2.25%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	5.12%	0.52%	1.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$403,405,271

Total number of portfolio holdings	306

Portfolio turnover (%)	10%

Total management fees paid for the year	$1,809,802

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678689_AR_0526 5533738

3

Annual Shareholder Report May 31, 2026

Nuveen Minnesota Municipal Bond Fund
Class A Shares/FJMNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.77%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Minnesota Municipal Bond Fund returned 6.92% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Minnesota Index, which returned 6.55%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of six years and shorter.

•
Credit quality positioning, especially overweights to lower-rated and non‑rated bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	6.92%	0.65%	1.87%

Class A Shares at maximum sales charge (Offering Price)	2.39%	(0.21)%	1.43%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Minnesota Index	6.55%	1.15%	2.16%

Lipper Minnesota Municipal Debt Funds Classification Average	7.58%	0.53%	1.66%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$760,267,628

Total number of portfolio holdings	402

Portfolio turnover (%)	7%

Total management fees paid for the year	$3,320,654

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678184_AR_0526 5533746

3

Annual Shareholder Report May 31, 2026

Nuveen Minnesota Municipal Bond Fund
Class C Shares/NTCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$162	1.57%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Minnesota Municipal Bond Fund returned 6.08% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Minnesota Index, which returned 6.55%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of six years and shorter.

•
Credit quality positioning, especially overweights to lower-rated and non‑rated bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.08%	(0.16)%	1.22%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Minnesota Index	6.55%	1.15%	2.16%

Lipper Minnesota Municipal Debt Funds Classification Average	7.58%	0.53%	1.66%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$760,267,628

Total number of portfolio holdings	402

Portfolio turnover (%)	7%

Total management fees paid for the year	$3,320,654

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693209_AR_0526 5533746

3

Annual Shareholder Report May 31, 2026

Nuveen Minnesota Municipal Bond Fund
Class I Shares/FYMNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.57%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Minnesota Municipal Bond Fund returned 7.06% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Minnesota Index, which returned 6.55%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds with durations of six years and shorter.

•
Credit quality positioning, especially overweights to lower-rated and non‑rated bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.06%	0.84%	2.07%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Minnesota Index	6.55%	1.15%	2.16%

Lipper Minnesota Municipal Debt Funds Classification Average	7.58%	0.53%	1.66%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$760,267,628

Total number of portfolio holdings	402

Portfolio turnover (%)	7%

Total management fees paid for the year	$3,320,654

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678192_AR_0526 5533746

3

Annual Shareholder Report May 31, 2026

Nuveen Nebraska Municipal Bond Fund
Class A Shares/FNTAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.80%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Nebraska Municipal Bond Fund returned 7.35% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Nebraska Index, which returned 7.01%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds of six years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds and an underweight to A‑rated bonds.

•
Sector positioning, especially an overweight to long-duration local general obligation bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.35%	(0.11)%	1.30%

Class A Shares at maximum sales charge (Offering Price)	2.86%	(0.97)%	0.86%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Nebraska Index	7.01%	1.04%	2.16%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$69,706,898

Total number of portfolio holdings	93

Portfolio turnover (%)	20%

Total management fees paid for the year	$352,775

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678499_AR_0526 5533768

3

Annual Shareholder Report May 31, 2026

Nuveen Nebraska Municipal Bond Fund
Class C Shares/NAAFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$165	1.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Nebraska Municipal Bond Fund returned 6.39% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 7.01%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds of six years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds and an underweight to A‑rated bonds.

•
Sector positioning, especially an overweight to long-duration local general obligation bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.39%	(0.91)%	0.66%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Nebraska Index	7.01%	1.04%	2.16%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$69,706,898

Total number of portfolio holdings	93

Portfolio turnover (%)	20%

Total management fees paid for the year	$352,775

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693308_AR_0526 5533768

3

Annual Shareholder Report May 31, 2026

Nuveen Nebraska Municipal Bond Fund
Class I Shares/FNTYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Nebraska Municipal Bond Fund returned 7.54% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Nebraska Index, which returned 7.01%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of eight years and longer and an underweight to bonds of six years and shorter.

•
Credit quality positioning, especially an overweight to non‑rated bonds and an underweight to A‑rated bonds.

•
Sector positioning, especially an overweight to long-duration local general obligation bonds.

Top detractors from relative performance

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.54%	0.07%	1.50%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Nebraska Index	7.01%	1.04%	2.16%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$69,706,898

Total number of portfolio holdings	93

Portfolio turnover (%)	20%

Total management fees paid for the year	$352,775

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678523_AR_0526 5533768

3

Annual Shareholder Report May 31, 2026

Nuveen Oregon Intermediate Municipal Bond Fund
Class A Shares/FOTAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.80%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Oregon Intermediate Municipal Bond Fund returned 5.81% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Intermediate Index, which returned 5.92%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Sector positioning, particularly an overweight to the life-care bond sector and an underweight to the industrial development revenue bond sector.

Top detractors from relative performance

•
An overweight to bonds with durations of less than two years.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	5.81%	0.71%	1.60%

Class A Shares at maximum sales charge (Offering Price)	2.60%	0.10%	1.29%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Intermediate Index	5.92%	1.23%	2.25%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	5.12%	0.52%	1.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$238,581,443

Total number of portfolio holdings	180

Portfolio turnover (%)	10%

Total management fees paid for the year	$1,047,877

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678242_AR_0526 5533790

3

Annual Shareholder Report May 31, 2026

Nuveen Oregon Intermediate Municipal Bond Fund
Class C Shares/NAFOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$164	1.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Oregon Intermediate Municipal Bond Fund returned 4.86% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 5.92%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Sector positioning, particularly an overweight to the life-care bond sector and an underweight to the industrial development revenue bond sector.

Top detractors from relative performance

•
An overweight to bonds with durations of less than two years.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	4.86%	(0.10)%	0.94%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Intermediate Index	5.92%	1.23%	2.25%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	5.12%	0.52%	1.40%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$238,581,443

Total number of portfolio holdings	180

Portfolio turnover (%)	10%

Total management fees paid for the year	$1,047,877

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693407_AR_0526 5533790

3

Annual Shareholder Report May 31, 2026

Nuveen Oregon Intermediate Municipal Bond Fund
Class I Shares/FORCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Oregon Intermediate Municipal Bond Fund returned 5.99% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Intermediate Index, which returned 5.92%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of six years and longer.

•
Sector positioning, particularly an overweight to the life-care bond sector and an underweight to the industrial development revenue bond sector.

Top detractors from relative performance

•
An overweight to bonds with durations of less than two years.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	5.99%	0.91%	1.80%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Intermediate Index	5.92%	1.23%	2.25%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	5.12%	0.52%	1.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$238,581,443

Total number of portfolio holdings	180

Portfolio turnover (%)	10%

Total management fees paid for the year	$1,047,877

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678408_AR_0526 5533790

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Funds, Inc.

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]

May 31, 2026	$126,644	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2025	$126,220	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

May 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

May 31, 2026	$0	$0	$10,413,055	$10,413,055
May 31, 2025	$0	$0	$10,974,000	$10,974,000

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen
Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund,
Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska
Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund (four of the funds constituting Nuveen
Investment Funds, Inc., hereafter collectively referred to as the "Funds") as of May 31, 2026, the related statements of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2026 and each of the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments May 31, 2026
Minnesota Intermediate
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 93.4%
X 376,932,326 MUNICIPAL BONDS - 93.4%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 14.8%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000% 08/01/28 $ 129,081
1,160,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5.000 06/15/37 924,963
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5.000 07/01/31 99,512
1,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5.000 07/01/36 957,678
155,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.000 07/01/30 155,130
710,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.250 07/01/37 710,476
195,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/26 194,960
300,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/27 300,000
370,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4.000 07/01/28 370,011
645,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5.500 08/01/36 645,483
230,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
4.500 07/01/26 229,665
40,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/36 36,151
395,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
4.000 11/01/26 394,335
975,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/44 949,457
1,000,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
4.750 07/01/31 999,102
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5.000 07/01/36 496,729
1,405,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/32 1,410,585
1,160,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.000 07/01/33 1,161,273
4,000,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5.000 12/01/36 4,582,684
1,230,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5.000 12/01/45 1,321,484
200,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5.000 03/01/41 221,992
250,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5.000 03/01/42 275,364
225,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5.000 03/01/43 246,285
215,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5.000 03/01/44 233,196
225,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5.000 03/01/45 242,269
2,800,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5.000 05/01/32 2,807,247
655,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5.000 05/01/37 655,235
1,600,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4.000 03/01/33 1,606,561
2,380,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5.000 03/01/41 2,587,028

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 620,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Gustavus Adolfus College, Series 2013-7W
4.250% 10/01/28 $ 620,152
160,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4.000 03/01/31 167,291
1,235,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5.000 10/01/31 1,270,380
200,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Refunding Series 2021
4.000 10/01/34 203,843
700,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
3.375 10/01/30 698,983
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3.000 10/01/38 897,347
825,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4.000 10/01/38 829,194
300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4.000 04/01/27 300,156
750,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4.000 10/01/34 755,005
850,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4.000 10/01/36 853,792
1,250,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5.000 10/01/40 1,294,430
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4.125 10/01/41 1,002,691
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5.000 10/01/47 1,016,523
705,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, Senior Series 2018, (AMT)
5.000 11/01/26 709,902
980,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4.000 12/01/30 978,577
1,060,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4.000 12/01/32 1,047,022
860,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/34 852,698
70,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/36 65,795
710,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5.500 07/01/38 713,418
3,005,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.250 09/01/31 3,013,574
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
4.625 07/01/35 1,003,161
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
5.750 07/01/45 1,021,226
535,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5.000 07/01/33 535,252
110,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Saint Paul Conservatory for Performing
Artists Charter School Project, Series 2013A
4.000 03/01/28 107,641
2,770,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5.000 10/01/36 2,754,551
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5.000 12/01/43 500,616
700,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5.000 01/01/39 777,340
3,000,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2026A
5.000 04/01/40 3,399,157
5,460,000 University of Minnesota, General Obligation Bonds, Series 2019A 5.000 04/01/44 5,631,739

Portfolio of Investments May 31, 2026
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 30,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
3.750% 06/01/26 $ 30,000
10,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4.500 06/01/36 9,177
1,000,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2025A
4.500 06/01/35 986,680
760,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4.000 07/01/31 740,549
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 59,731,798
HEALTH CARE - 14.9%
3,370,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4.000 03/01/29 3,370,940
1,140,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4.000 04/01/29 1,140,117
1,040,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4.000 04/01/32 1,037,305
1,150,000 Crookston, Minnesota, Health Care Facilities Revenue Bonds,
RiverView Health Project, Refunding Series 2017A
4.000 05/01/32 730,722
1,045,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/33 1,073,453
675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4.000 06/15/37 687,747
240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/35 247,299
1,400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5.250 06/15/42 1,497,592
2,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
5.000 09/01/28 2,001,473
495,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5.000 05/01/31 499,237
405,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5.000 05/01/32 408,213
470,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/37 472,716
1,500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/38 1,501,872
3,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4.000 11/15/39 2,973,544
595,000 (b) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 620,634
2,390,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5.000 11/15/35 2,451,786
2,850,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5.000 11/15/36 2,917,634
1,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5.000 08/15/41 1,074,383
1,410,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.000 01/01/39 1,535,221
1,510,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.000 01/01/40 1,634,670
2,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5.000 01/01/44 2,109,987

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 465,000 Minnesota Agricultural and Economic Development, Health Care
System Revenue Bonds, Fairview Health Services, Series 2026A
5.000% 11/15/39 $ 506,846
3,500,000 Minnesota Agricultural and Economic Development, Health Care
System Revenue Bonds, Fairview Health Services, Series 2026A
5.000 11/15/41 3,785,384
1,500,000 Minnesota Agricultural and Economic Development, Health Care
System Revenue Bonds, Fairview Health Services, Series 2026A
5.000 11/15/42 1,611,008
2,060,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5.000 11/15/29 2,216,596
1,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5.000 11/15/33 1,134,105
750,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2026A
5.000 11/15/42 831,582
2,500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2026A
4.000 11/15/44 2,474,605
1,575,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5.000 05/01/48 1,595,710
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5.000 05/01/39 1,096,996
5,095,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5.000 05/01/41 5,515,508
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4.000 07/01/35 997,524
2,585,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2025
5.000 07/01/33 2,862,149
1,560,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/26 1,573,556
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5.000 11/15/34 1,016,815
1,745,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/35 1,746,558
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4.000 11/15/37 990,331
TOTAL HEALTH CARE 59,941,818
HOUSING/SINGLE FAMILY - 0.8%
30,000 Dakota County Community Development Agency, Minnesota,
Single Family Mortgage Revenue Bonds, Mortgage Backed
Securities Program, Series 2011A
4.400 12/01/26 30,007
120,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2014C
3.100 07/01/26 119,989
670,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1.850 01/01/29 638,697
400,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1.900 07/01/29 380,299
1,000,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4.600 07/01/40 1,031,260
895,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2026A
4.100 07/01/41 893,126
TOTAL HOUSING/SINGLE FAMILY 3,093,378
INDUSTRIALS - 0.1%
425,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4.000 06/01/28 425,292
TOTAL INDUSTRIALS 425,292

Portfolio of Investments May 31, 2026
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 8.0%
$ 250,000 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at
Anoka, Inc. Project, Refunding Series 2017
5.000% 11/01/46 $ 227,720
865,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase III Project,
Series 2025A
5.000 09/01/35 921,913
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Project,
Refunding Series 2018
4.250 09/01/38 996,453
750,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
5.250 03/01/34 768,863
800,000 Brainerd, Minnesota, Senior Housing and Healthcare Revenue
Bonds, Pinecrest of Country Manor Project, Series 2025A
5.000 05/01/35 830,384
300,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/34 336,684
315,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/35 351,477
335,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/36 371,460
280,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5.000 11/01/37 308,716
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/29 98,143
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/30 97,494
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/31 96,617
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/32 95,709
155,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/33 146,771
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4.000 09/01/34 93,647
850,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6.000 08/01/33 850,488
325,000 City of Vergas, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Refunding Series 2016
4.000 08/01/31 303,636
235,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017
4.450 03/01/31 235,004
200,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018
4.500 09/01/33 199,543
350,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
4.600 01/01/27 347,228
500,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5.000 01/01/34 459,378
1,000,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5.500 05/01/43 1,026,709
2,115,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
3.875 08/01/29 2,108,846
1,100,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5.000 08/01/36 1,100,327
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4.200 05/01/35 449,883
1,000,000 Lakes Area Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, VIVIE-Knute Nelson Care Center
Project Series 2026A
4.375 11/01/36 976,191

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 200,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4.000% 07/01/32 $ 196,099
100,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
3.750 05/01/34 91,498
425,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
4.750 11/01/28 424,982
750,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5.250 11/01/45 732,102
775,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
3.875 08/01/26 773,178
805,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4.000 08/01/27 794,738
2,000,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4.000 08/01/30 1,909,800
405,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
4.000 07/01/33 395,913
1,000,000 (b) Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4.350 06/01/36 971,825
1,950,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5.000 05/01/33 1,925,631
1,075,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Episcopal Homes of Minnesota,
Series 2026
4.500 11/01/36 1,060,391
1,015,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000 12/01/26 1,021,459
1,575,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5.000 12/01/36 1,633,765
160,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3.100 11/01/31 148,393
625,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3.150 11/01/32 572,326
550,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.700 09/01/28 544,717
350,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.800 09/01/29 346,609
565,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3.900 09/01/30 559,189
320,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4.125 09/01/34 315,552
685,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017
5.000 09/01/27 689,434
2,190,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Lutheran Home, Refunding
Series 2013
5.125 01/01/39 2,154,188
335,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2.950 03/01/28 322,880
175,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.000 08/01/27 173,501
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.125 08/01/28 296,290
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.250 08/01/29 295,530

Portfolio of Investments May 31, 2026
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 225,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3.375% 08/01/30 $ 221,196
TOTAL LONG-TERM CARE 32,370,470
TAX OBLIGATION/GENERAL - 33.4%
355,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/40 386,660
530,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/41 572,945
280,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5.000 02/01/42 299,937
1,000,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3.000 02/01/34 968,264
1,405,000 Benson Independent School District 777, Minnesota, General
Olibation Bonds, School Building Series 2018A
4.000 02/01/32 1,418,112
3,280,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/30 3,305,602
2,145,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/35 2,156,434
1,720,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4.000 02/01/37 1,726,527
2,000,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding
Series 2014A - BAM Insured
4.000 11/01/28 2,000,413
2,380,000 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A
4.000 02/01/45 2,380,099
1,515,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4.000 02/01/42 1,529,824
1,450,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4.000 02/01/45 1,452,078
1,270,000 (c) Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0.000 02/01/30 1,121,577
2,590,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
5.000 02/01/38 2,818,752
2,460,000 Forest Lake, Washington County, Minnesota, General Obligation
Bonds, Series 2019A
4.000 02/01/32 2,538,374
1,725,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5.000 02/01/43 1,820,630
1,485,000 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A
4.000 02/01/30 1,509,275
1,345,000 (c) Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0.000 02/01/28 1,274,845
2,000,000 Hennepin County Regional Railroad Authority, Minnesota,
General Obligation Bonds, Limited Tax Series 2019A
5.000 12/01/37 2,088,792
5,295,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2021A
5.000 12/01/33 5,881,042
2,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5.000 12/01/43 2,211,641
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2025A
5.000 12/01/37 3,450,089
1,555,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5.000 02/01/35 1,694,852
1,200,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/37 1,291,803

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000% 02/01/39 $ 1,062,201
210,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5.000 02/01/35 220,469
330,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5.000 02/01/39 341,919
1,495,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance, Series 2025B
5.000 02/01/43 1,651,756
2,595,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long-Term Facilities
Maintenance Series 2017B
4.000 02/01/32 2,639,983
1,525,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5.000 02/01/43 1,684,902
1,480,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4.000 12/01/33 1,488,691
500,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4.000 12/01/35 501,983
3,520,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2025 5.000 12/01/38 3,987,615
5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Refunding Series 2026A
5.000 03/01/41 5,650,558
10,000,000 Minnesota State, General Obligation Bonds, Various Purpose Bid
Groups 1 & 2 Series 2025A
5.000 08/01/42 11,177,559
5,100,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
4.000 09/01/38 5,216,947
5,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5.000 08/01/31 5,567,983
210,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5.000 02/01/38 228,585
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5.000 02/01/44 530,131
225,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5.000 01/01/41 245,300
300,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5.000 01/01/42 325,202
400,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5.000 01/01/43 431,710
1,060,000 (c) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0.000 02/01/40 632,177
2,050,000 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4.000 02/01/30 2,071,847
850,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3.375 02/01/35 850,613
1,500,000 Osseo Independent School District 279 Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018B
4.000 02/01/34 1,510,067
3,680,000 Pequot Lakes Independent School District 186, Minnesota,
General Obligation Bonds, School Building Series 2025A
5.000 02/01/40 4,083,485
1,565,000 Pequot Lakes Independent School District 186, Minnesota,
General Obligation Bonds, School Building Series 2025A
5.000 02/01/43 1,708,242
1,035,000 Perham Dent Independent School District 549, Minnesota,
General Obligation Bonds, School Building Series 2016A
3.000 02/01/30 1,032,764
880,000 Plainview-Elgin-Millville Independent School District 2899,
Minnesota, General Obligation Bonds, School Building Series
2019A
4.000 02/01/32 900,308
2,665,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4.000 02/01/41 2,694,237

Portfolio of Investments May 31, 2026
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3.000% 02/01/30 $ 1,247,730
2,500,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2026A
4.000 02/01/41 2,510,439
4,535,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4.000 02/01/34 4,565,435
1,070,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5.000 02/01/40 1,154,751
1,100,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Series 2015A
4.000 02/01/30 1,100,919
1,145,000 Saint Louis County, Minnesota, General Obligation Bonds,
Transportation Sales & Use Tax Series 2025A
5.000 12/01/37 1,285,587
1,075,000 Saint Louis Park Independent School District 283, Hennepin
County, Minnesota, General Obligation Bonds, School Building
Series 2022A
5.000 02/01/37 1,152,423
1,225,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3.200 02/01/32 1,225,394
435,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5.000 02/01/43 466,755
1,700,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4.000 02/01/39 1,727,903
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4.000 02/01/31 1,339,186
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4.000 02/01/35 2,048,594
5,215,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2024A
4.000 02/01/42 5,252,909
975,000 Todd Morrison and Stern Counties, Minnesota, Independent
School District, General Obligation Bonds, Facilities Maintenance
and Refunding Series 2024A
5.000 02/01/35 1,071,264
2,415,000 (c) Watertown-Mayer Independent School District 111, Carver,
Hennepin and Wright Counties, Minnesota, General Obligation
Bonds, School Building Series 2020A
0.000 02/01/31 2,008,604
1,215,000 Wayzata Independent School District 284, Hennepin County,
Minnesota, General Obligation Bonds, Refunding School
Building & Alternative Facilities Series 2026A
5.000 02/01/33 1,371,800
1,000,000 Yellow Medicine East Independent School District 2190,
Minnesota, General Obligation Bonds, Series 2025A
4.125 02/01/47 972,046
TOTAL TAX OBLIGATION/GENERAL 134,837,540
TAX OBLIGATION/LIMITED - 11.3%
450,000 Big Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Lease with Option to Purchase Project, Series
2026A
5.000 02/01/40 482,752
510,000 Big Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Lease with Option to Purchase Project, Series
2026A
5.000 02/01/41 544,719
505,000 Big Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Lease with Option to Purchase Project, Series
2026A
5.000 02/01/42 536,542
55,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4.000 12/15/37 53,132
1,510,000 Lino Lakes Economic Development Authority, Anoka County,
Minnesota, Lease Revenue Bonds, Lino Lakes Public Works
Facility Lease, Series 2026A
5.000 02/01/41 1,674,865

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,570,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5.000% 02/01/37 $ 2,754,158
1,000,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, Certificates of Participation, Full Term Series 2017C
4.000 02/01/30 1,019,455
800,000 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower
Project, Series 2015
5.000 03/01/29 800,411
1,485,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5.000 10/01/42 1,621,420
2,000,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Revenue Bonds, Series 2024A
5.000 10/01/43 2,147,680
960,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4.000 08/01/34 979,439
3,105,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B
4.000 08/01/32 3,218,260
205,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3.000 08/01/37 193,402
3,295,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/39 3,332,702
2,385,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4.000 08/01/40 2,405,589
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5.000 08/01/42 2,124,943
1,375,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5.000 08/01/43 1,466,237
1,185,000 Minnesota Housing Finance Agency, Nonprofit Housing Bonds,
State Appropriation Series 2011
5.250 08/01/27 1,191,491
445,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/27 449,034
470,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5.000 02/01/28 480,577
605,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
3.125 02/01/29 605,081
350,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015B
3.250 02/01/30 350,037
1,045,000 Otsego Economic Development Authority, Minnesota, Lease
Revenue Bonds, Series 2024A
4.000 02/01/42 1,044,730
1,215,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5.000 04/01/30 1,277,837
2,000,000 Rum River Special Education Cooperative, Minnesota,
Certificates of Participation, Series 2025A
5.000 02/01/40 2,042,496
630,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5.000 02/01/30 631,076
725,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
4.000 02/01/38 721,502
1,685,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3.250 02/01/33 1,687,903
290,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2020C
3.000 02/01/36 278,907
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/37 1,115,217
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/38 554,573
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5.000 02/01/39 1,103,990
2,500,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5.000 11/01/42 2,721,573

Portfolio of Investments May 31, 2026
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,500,000 Virginia Housing and Redevelopment Authority, Minnesota,
Health Care Facility Lease Revenue Bonds, Refunding Series
2018A
4.000% 10/01/29 $ 3,496,880
280,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/32 277,915
250,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/34 245,338
175,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4.000 02/01/38 166,172
TOTAL TAX OBLIGATION/LIMITED 45,798,035
TRANSPORTATION - 6.7%
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5.000 01/01/33 1,065,039
1,250,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/28 1,286,920
1,735,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/30 1,830,885
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/32 1,051,459
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/44 1,018,381
3,580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/49 3,598,034
1,050,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5.000 01/01/34 1,062,879
1,130,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5.000 01/01/41 1,139,546
2,980,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/29 3,128,885
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/32 1,092,296
2,325,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/33 2,524,563
855,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/35 921,303
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.250 01/01/47 2,072,244
3,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5.000 01/01/43 3,164,832
1,020,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Parking Enterprise Revenue Bonds, Refunding Series 2025A
5.250 12/01/41 1,105,748
1,020,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Parking Enterprise Revenue Bonds, Refunding Series 2025A
5.250 12/01/42 1,102,441
TOTAL TRANSPORTATION 27,165,455
UTILITIES - 3.4%
580,000 Blue Earth, Minnesota Electric Revenue Bonds, Series 2025A 4.000 06/01/35 589,501
475,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4.000 12/01/28 475,535
495,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4.000 12/01/29 495,543

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5.250% 07/01/42 $ 268,968
670,000 Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding
Series 2012A
5.000 12/01/26 671,090
100,000 Luverne, Minnesota, Electric Revenue Bonds, Series 2018A 4.000 12/01/33 101,597
1,750,000 Minnesota Municipal Gas Agency, Gas Project Revenue Bonds,
Series 2026A
5.000 09/01/35 1,832,201
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014
5.000 10/01/29 500,882
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014
5.000 10/01/30 500,846
285,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5.000 12/01/39 311,523
200,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5.000 12/01/42 215,367
260,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5.000 12/01/45 273,972
750,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2015E
3.000 12/01/29 750,103
1,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5.000 12/01/33 1,010,243
1,070,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4.000 10/01/40 1,013,238
100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3.000 10/01/27 99,450
1,620,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5.000 10/01/42 1,728,936
500,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4.000 12/01/37 511,234
330,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/36 376,732
450,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/37 512,950
750,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/38 848,362
425,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5.000 01/01/39 480,267
TOTAL UTILITIES 13,568,540
TOTAL MUNICIPAL BONDS
(Cost $375,955,866) 376,932,326
TOTAL LONG-TERM INVESTMENTS
(Cost $375,955,866) 376,932,326
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.3%
X 17,370,000 MUNICIPAL BONDS - 4.3%   X –
HEALTH CARE - 2.4%
$ 5,100,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
1.500 11/15/38 $ 5,100,000
4,500,000 (d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
2.500 11/15/64 4,500,000
TOTAL HEALTH CARE 9,600,000
HOUSING/SINGLE FAMILY - 0.9%
775,000 (d) Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2015G
1.550 01/01/34 775,000
2,875,000 (d) Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2017F
1.550 01/01/41 2,875,000
TOTAL HOUSING/SINGLE FAMILY 3,650,000

Portfolio of Investments May 31, 2026
(continued)
Minnesota Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 1.0%
$ 4,120,000 (d) Hennepin County, Minnesota, General Obligation Bonds, Series
2017B
1.570% 12/01/41 $ 4,120,000
TOTAL TAX OBLIGATION/GENERAL 4,120,000
TOTAL MUNICIPAL BONDS
(Cost $17,370,000) 17,370,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,370,000) 17,370,000
TOTAL INVESTMENTS - 97.7%
(Cost $393,325,866) 394,302,326
OTHER ASSETS & LIABILITIES, NET - 2.3% 9,102,945
NET ASSETS - 100% $ 403,405,271
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $8,100,966 or 2.1% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
Minnesota
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.3%
X 716,820,393 MUNICIPAL BONDS - 94.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 15.0%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .250% 08/01/46 $ 112,057
1,165,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 1,084,212
3,500,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250 06/15/56 2,310,511
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/36 95,768
2,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 1,680,922
675,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 675,453
250,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/40 250,121
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 500,051
3,000,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 2,656,904
1,025,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 1,025,503
1,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .375 08/01/50 993,993
100,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 90,378
5,350,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
5 .000 11/01/47 5,210,134
490,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/29 490,199
1,000,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/34 1,000,241
525,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 511,246
4,150,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/46 3,736,127
1,415,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/51 1,023,523
1,450,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .375 07/01/42 1,298,703
410,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/40 359,445
100,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 74,974
665,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 665,730
3,815,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/43 3,817,296
1,260,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 1,260,588
4,930,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2025
5 .000 12/01/45 5,296,679
1,200,000 Minnesota Health and Education Facilities Authority, Revenue
Bonds, Macalester College Refunding Series 2026
5 .000 03/01/51 1,253,687
2,345,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/37 2,345,842
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/47 929,866

Portfolio of Investments May 31, 2026
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000% 03/01/37 $ 1,002,165
5,135,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/48 5,376,287
3,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/53 3,108,566
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4 .000 12/01/40 459,110
125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/35 128,815
155,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/36 159,113
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunidng Series 2021
4 .000 03/01/37 102,350
675,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5 .000 10/01/45 675,262
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Refunding Series 2021
4 .000 10/01/32 512,677
350,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
5 .000 10/01/33 350,329
385,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
5 .000 10/01/34 385,360
2,300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4 .000 10/01/34 2,304,449
975,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4 .000 10/01/35 976,692
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3 .000 10/01/38 897,347
2,820,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
4 .000 10/01/50 2,508,193
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .000 10/01/38 1,005,084
575,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .125 10/01/41 576,547
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
5 .000 10/01/47 2,033,046
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L
5 .000 04/01/27 1,001,089
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/36 100,446
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
4 .000 10/01/31 1,023,105
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5 .000 10/01/40 2,071,087
2,125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/39 2,225,752
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .000 10/01/40 499,521
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 500,641
1,490,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 1,491,912
4,170,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2024A
5 .000 10/01/49 4,239,468
645,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, 2020 Senior Series, (AMT)
2 .650 11/01/38 599,884
1,130,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 1,023,705
1,010,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 850,223
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/46 972,457

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,600,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
4 .000% 12/01/49 $ 1,309,166
240,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500 07/01/38 241,156
685,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500 07/01/52 652,640
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 2,310,838
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 1,001,177
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 500,489
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 2,938,041
1,000,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/48 889,638
1,615,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/53 1,387,246
500,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2026
6 .375 06/15/61 502,037
440,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2021A
4 .000 09/01/31 437,423
555,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2025
5 .500 09/01/55 549,851
945,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4 .125 09/01/47 821,760
1,530,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Refunding Series 2025A
5 .875 07/01/50 1,546,933
1,230,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/49 1,135,804
2,620,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/55 2,346,717
380,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/33 380,179
1,450,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,403,832
2,135,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .000 10/01/41 2,061,872
380,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .125 10/01/48 348,819
1,595,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000 06/15/54 1,415,603
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 500,616

Portfolio of Investments May 31, 2026
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .125% 12/01/49 $ 484,263
1,750,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5 .000 01/01/43 1,901,035
1,000,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2026A
5 .000 04/01/41 1,124,829
3,505,000 University of Minnesota, General Obligation Bonds, Series 2019A 5 .000 04/01/44 3,615,247
20,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4 .750 06/01/46 16,984
2,000,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding Series
2025A
5 .250 06/01/45 1,930,156
255,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/31 248,473
660,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/51 498,056
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 114,411,715
HEALTH CARE - 19.6%
500,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/32 498,864
2,000,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/37 1,931,816
485,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
5 .000 04/01/41 485,795
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/37 509,255
580,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4 .250 02/15/43 568,179
13,115,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/48 13,165,738
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 3,001,554
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/53 1,006,179
6,970,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/58 7,004,995
400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/34 411,804
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/38 177,778
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/39 176,891
570,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
3 .000 06/15/44 487,356
450,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/38 457,488
1,250,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 1,301,525
900,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/27 899,869

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 760,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000% 04/01/31 $ 757,334
1,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
4 .000 09/01/35 937,939
425,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/31 428,637
430,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/32 433,412
2,725,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/37 2,740,750
10,360,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/39 10,268,639
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/40 977,830
525,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5 .000 11/15/26 525,491
485,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
4 .000 11/15/40 460,644
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/35 1,025,852
3,465,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 2,975,682
2,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/41 2,148,766
1,250,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/43 1,329,469
11,415,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 11,735,472
4,660,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5 .250 01/01/47 4,880,739
8,000,000 Minnesota Agricultural and Economic Development, Health Care
System Revenue Bonds, Fairview Health Services, Series 2026A
5 .000 11/15/44 8,459,340
2,600,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5 .000 11/15/36 2,999,261
2,500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5 .000 11/15/57 2,572,883
7,500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2026A
5 .000 11/15/45 8,133,022
3,545,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2026A
5 .000 11/15/46 3,812,198
9,410,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 9,533,731
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000 05/01/42 1,075,699
2,500,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
4 .000 05/01/50 2,236,728
14,180,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000 05/01/54 14,450,966
4,075,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 4,064,909
5,645,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2025
5 .000 07/01/32 6,206,727
2,135,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 2,195,749

Portfolio of Investments May 31, 2026
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 600,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000% 11/15/36 $ 598,710
640,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/37 633,812
2,830,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 2,615,650
2,500,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 2,480,405
1,100,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000 08/01/36 1,100,642
1,900,000 Wadena, Minnesota, Revenue Bonds, Wadena Cancer Center
Project, Series 2024A
5 .000 12/01/45 1,981,977
TOTAL HEALTH CARE 148,864,151
HOUSING/SINGLE FAMILY - 1.1%
35,000 Minneapolis-Saint Paul Housing Finance Board, Minnesota,
Single Family Mortgage Revenue Bonds, City Living Series
2007A-2, (AMT)
5 .520 03/01/41 35,029
365,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2016A, (AMT)
3 .200 01/01/33 348,123
370,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A, (AMT)
1 .700 07/01/26 369,290
205,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D, (AMT)
1 .650 07/01/26 204,593
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1 .100 07/01/26 458,858
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1 .350 07/01/27 445,370
380,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .550 01/01/28 364,497
390,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .600 07/01/28 372,218
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .750 01/01/29 451,382
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .800 07/01/29 445,549
245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .900 01/01/30 222,026
240,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .950 07/01/30 215,092
85,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2024L
4 .150 07/01/38 85,371
1,385,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .850 07/01/45 1,415,771
1,355,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .900 07/01/48 1,380,607
2,000,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2026A
4 .600 01/01/47 2,007,143
TOTAL HOUSING/SINGLE FAMILY 8,820,919
INDUSTRIALS - 0.3%
2,250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 2,204,745
TOTAL INDUSTRIALS 2,204,745

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 7.3%
$ 2,090,000 Anoka, Minnesota, Health Care and Housing Facility Revenue
Bonds, The Homestead at Anoka, Inc. Project, Series 2014
5 .125% 11/01/49 $ 1,864,182
225,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4 .000 09/01/26 225,119
240,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4 .000 09/01/28 241,792
270,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4 .000 09/01/31 272,044
475,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase III Project,
Series 2025A
5 .375 09/01/45 493,011
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Project,
Refunding Series 2018
5 .000 09/01/43 1,000,205
1,000,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
6 .125 03/01/49 995,555
2,500,000 Brainerd, Minnesota, Senior Housing and Healthcare Revenue
Bonds, Pinecrest of Country Manor Project, Series 2025A
5 .500 05/01/45 2,562,679
1,165,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/44 1,231,880
1,000,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/47 1,032,299
500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5 .000 09/01/44 460,340
1,500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5 .000 09/01/52 1,249,865
1,500,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6 .000 08/01/43 1,500,481
1,500,000 City of West Saint Paul, Minnesota Housing and Health Care
Facilities Revenue Refunding Bonds, Walker Westwood Ridge
Campus Project, Series 2017
5 .000 11/01/49 1,370,788
250,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
3 .400 08/01/36 219,482
700,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4 .000 08/01/41 602,022
200,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4 .000 08/01/48 150,770
1,180,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013
5 .200 03/01/43 1,148,015
575,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/40 502,530
1,175,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/46 966,134
500,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/43 513,354
1,250,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/48 1,258,854
1,195,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 1,152,302
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4 .600 05/01/44 403,643
1,000,000 Lakes Area Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, VIVIE-Knute Nelson Care Center
Project Series 2026A
5 .500 11/01/46 1,011,912
400,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4 .100 07/01/34 388,941
1,250,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
5 .000 07/01/54 1,134,808

Portfolio of Investments May 31, 2026
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 200,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
4 .000% 05/01/39 $ 175,357
1,500,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5 .250 11/01/45 1,464,204
300,000 Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series 2019
3 .400 08/01/28 290,526
5,000,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016
5 .000 10/01/47 4,689,436
1,285,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
5 .000 07/01/55 1,179,783
2,000,000 (b) Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4 .900 06/01/49 1,812,755
25,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016C
3 .150 06/01/28 24,530
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Revenue Bonds, Rossy & Richard Shaller Family Sholom East
Campus, Series 2018
5 .000 10/01/43 946,924
4,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota
Senior Housing and Health Care Revenue Bonds, Carondelet
Village Project, Series 2016A
5 .000 12/01/41 4,009,019
1,500,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Episcopal Homes of Minnesota,
Series 2026
5 .625 11/01/46 1,517,171
1,175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/29 1,229,304
300,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/30 316,657
1,750,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/36 1,815,295
450,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4 .000 11/01/34 425,563
1,015,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4 .000 11/01/42 883,480
400,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .000 09/01/32 394,924
500,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .100 09/01/33 495,449
315,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .200 09/01/36 306,546
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .250 09/01/37 291,517
1,000,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
5 .000 09/01/42 1,000,134
600,000 Sartell, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Country Manor Campus LLC Project, Series 2022A
5 .000 09/01/35 601,189
2,190,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Lutheran Home, Refunding
Series 2013
5 .125 01/01/39 2,154,188
650,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/49 649,913
5,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/54 4,903,600
TOTAL LONG-TERM CARE 55,530,471

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 25.9%
$ 1,355,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000% 02/01/43 $ 1,141,986
2,105,000 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales
Tax Series 2017A - AGM Insured
4 .000 02/01/29 2,150,586
5,000,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/49 5,257,197
5,630,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/54 5,875,751
200,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/42 200,180
3,600,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/43 3,602,084
1,090,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/36 1,094,440
1,880,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/38 1,886,868
2,715,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/41 2,719,217
2,260,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/42 2,261,942
3,000,000 Carlton County, Minnesota, General Obligation Bonds,
Minnesota State Credit Enhancement Program Series 2022A
4 .000 02/01/47 2,885,112
1,160,000 Chisago Lakes, Minnesota, Independent School District 2144,
General Obligation Bonds, School Building Series 2017A
3 .000 02/01/32 1,161,636
1,050,000 Cold Spring, Minnesota, General Obligation Bonds, Capital
Improvement Plan Series 2024A - BAM Insured
4 .000 02/01/54 938,082
625,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/40 635,134
3,605,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/48 3,443,616
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4 .000 02/01/31 1,167,539
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4 .000 02/01/32 1,165,222
1,225,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/44 1,231,692
500,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/45 500,717
1,325,000 (c) Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/31 1,126,529
1,480,000 (c) Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/32 1,208,544
535,000 (c) Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/33 418,735
1,115,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
4 .000 02/01/43 1,124,267
480,000 Fridley, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2017
3 .250 02/01/34 478,778
1,090,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/41 1,160,313

Portfolio of Investments May 31, 2026
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,450,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000% 02/01/48 $ 2,532,837
700,000 (c) Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0 .000 02/01/30 619,084
705,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 741,282
2,000,000 Hennepin County, Minnesota, General Obligation Bonds,
Refunding Series 2022B
5 .000 12/01/39 2,199,507
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2020C
5 .000 12/15/38 3,189,542
1,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2020A
5 .000 12/01/36 1,082,120
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/42 3,335,858
7,755,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/43 8,575,639
645,000 (d) Independent School District 213 (Osakis), Douglas and Todd
Counties, Minnesota, General Obligation School Building Bonds,
Series 2026A
4 .250 02/01/45 645,552
965,000 (d) Independent School District 213 (Osakis), Douglas and Todd
Counties, Minnesota, General Obligation School Building Bonds,
Series 2026A
4 .375 02/01/48 962,058
1,250,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 1,251,781
1,935,000 Independent School District No. 115, Cass Lake-Bena Public
Schools, Minnesota, Cass Beltrami and Hubbard Counties,
General Obligation School Building Bonds, Series 2023A
5 .000 02/01/37 2,091,747
1,145,000 Independent School District No. 2397 (Le Sueur-Henderson),
Minnesota, General Obligation School Building Bonds, Series
2022A
5 .000 02/01/36 1,243,760
600,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/38 641,651
1,585,000 Kerkoven, Murdock, and Sunburg Independent School District
775, Swift County, Minnesota, General Obligation Bonds, School
Building Series 2024A
5 .000 02/01/41 1,750,059
500,000 La Crescent-Hokah Independent School District 300, Houston
and Winona Counties, Minnesota, General Obligation Bonds,
School Building & Maintenance Series 2019A
4 .000 02/01/30 505,096
660,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
3 .600 01/01/35 660,013
1,315,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/38 1,340,935
3,500,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 3,231,682
1,590,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5 .000 02/01/54 1,497,474
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Building Series 2023A
5 .000 02/01/43 1,543,140
2,645,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5 .000 02/01/43 2,854,270
2,780,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5 .000 02/01/44 2,980,342
1,645,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance, Series 2025B
5 .000 02/01/45 1,789,299
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2022A
5 .000 02/01/43 1,521,577

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,395,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5 .000% 02/01/45 $ 1,517,369
2,195,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/35 2,203,705
2,000,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023 5 .000 12/01/39 2,172,543
7,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Refunding Series 2026A
5 .000 03/01/43 7,813,120
9,895,000 Minnesota State, General Obligation Bonds, Various Purpose Bid
Groups 1 & 2 Series 2025A
5 .000 08/01/43 10,994,445
2,975,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2018A
5 .000 08/01/35 3,104,105
4,705,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 09/01/30 5,160,838
2,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/41 2,209,176
7,500,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 08/01/44 8,223,089
325,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/40 350,743
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/42 534,376
300,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .250 01/01/46 321,855
340,000 Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .250 01/01/47 362,449
1,000,000 (c) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000 02/01/42 534,724
1,025,000 (c) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000 02/01/44 486,726
1,150,000 (c) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, School Building Capital Appreciation,
Series 2026A
0 .000 02/01/45 512,607
1,140,000 (d) Montevideo Independent School District 129, Minnesota,
General Obligation Bonds, School Building Series 2026A
4 .125 02/01/45 1,132,607
1,290,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/43 1,115,453
1,100,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/44 937,914
2,000,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3 .375 02/01/35 2,001,443
530,000 Pillager Independent School District 116, Cass and Morrison
Counties, Minnesota, General Obligation Bonds, School Building
Series 2019A
3 .000 02/01/33 530,047
1,245,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4 .000 02/01/40 1,263,148
1,795,000 Red Lake County, Minnesota, General Obligation School Building
Bonds, Independent School District No. 2906, Series 2022A
4 .000 02/01/38 1,846,242
4,000,000 Richfield Independent School District 280, Hennepin County,
Minnesota, General Obligation Bonds, School Buildings Series
2018A
4 .000 02/01/40 4,011,296
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3 .000 02/01/30 1,247,730
4,000,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/34 4,026,845

Portfolio of Investments May 31, 2026
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,020,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000% 02/01/39 $ 1,105,557
1,285,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/42 1,291,525
1,700,000 Russell-Tyler-Ruthton Public Schools Independent School District
2902, Minnesota, General Obligation Bonds, Series 2019A
4 .000 02/01/31 1,762,165
800,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022B
4 .000 02/01/43 802,550
1,000,000 Saint James Independent School District 840, Minnesota,
General Obligation Bonds, School Building Series 2015B
4 .000 02/01/45 987,639
1,340,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/28 1,341,442
1,400,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/30 1,401,280
1,885,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3 .200 02/01/32 1,885,607
465,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5 .000 02/01/42 501,396
1,840,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/41 1,855,610
1,180,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/43 1,184,562
250,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4 .000 02/01/33 251,988
425,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4 .000 02/01/34 427,852
2,500,000 Sibley East Independent School District 2310, Sibley, Minnesota,
General Obligation Bonds, School Building Series 2015A
4 .000 02/01/40 2,500,037
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/31 1,339,186
670,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/33 674,089
1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/34 1,026,480
2,030,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/35 2,079,323
5,000,000 Stearns County, Minnesota, General Obligation Bonds, Sales Tax
Series 2026A
4 .000 12/01/47 4,804,428
3,050,000 Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Facilities
Maintenance Series 2026A
4 .000 02/01/43 3,053,601
5,000,000 Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Facilities
Maintenance Series 2026A
4 .000 02/01/46 4,836,087
825,000 Waconia Independent School District, Minnesota, General
Obligation Bonds, School Building Series 2015B
3 .000 02/01/28 824,989
1,100,000 Wayzata Independent School District 284, Hennepin County,
Minnesota, General Obligation Bonds, Refunding School
Building & Alternative Facilities Series 2026A
5 .000 02/01/35 1,228,938
1,410,000 Yellow Medicine East Independent School District 2190,
Minnesota, General Obligation Bonds, Series 2025A
4 .000 02/01/46 1,369,274
TOTAL TAX OBLIGATION/GENERAL 196,772,672

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 10.8%
$ 2,135,000 Big Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Lease with Option to Purchase Project, Series
2026A
5 .000% 02/01/48 $ 2,191,235
475,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4 .200 12/15/43 438,707
1,000,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
4 .875 12/15/42 1,017,295
500,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
5 .000 12/15/44 508,143
1,000,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark
Project, Refunding First Lien Series 2017A
5 .000 12/15/30 1,011,289
950,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .125 02/01/41 1,010,642
1,450,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .375 02/01/45 1,528,180
170,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4 .000 03/01/27 170,028
1,970,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/40 2,158,880
2,515,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/41 2,758,342
2,880,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Educational Facilities Revenue Bonds, Series
2023A
5 .000 10/01/43 3,122,746
1,090,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C
3 .250 08/01/30 1,090,297
200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/30 201,952
475,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/34 477,562
325,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/35 326,829
1,125,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4 .000 08/01/38 1,129,548
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/38 462,723
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/39 465,689
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/40 448,394
2,810,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/35 2,916,165
2,925,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/36 3,007,223
3,045,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/37 3,104,947
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/38 3,214,843
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/43 1,001,605
1,780,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5 .000 08/01/40 1,910,344
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5 .000 08/01/42 2,124,943
1,280,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/42 1,371,258
1,200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/44 1,270,631
5,800,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/43 6,286,059

Portfolio of Investments May 31, 2026
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,480,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000% 02/01/38 $ 1,493,118
2,790,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .125 02/01/43 2,815,234
580,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Participation, Series 2015A
3 .750 02/01/36 580,107
4,600,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Participation, Series 2015B
4 .000 02/01/42 4,600,019
1,470,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Particpation, Series 2015A
3 .625 02/01/34 1,470,274
1,000,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A
4 .000 02/01/36 1,003,439
175,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/29 176,930
200,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/32 201,812
100,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/33 100,819
4,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 4,500,336
6,077,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 6,005,256
1,155,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5 .000 04/01/29 1,201,229
1,000,000 Rum River Special Education Cooperative, Minnesota,
Certificates of Participation, Series 2025A
5 .500 02/01/46 1,020,741
500,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/32 500,842
520,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/34 520,872
340,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
4 .875 04/01/30 340,119
1,405,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
5 .250 04/01/43 1,404,913
2,670,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .375 02/01/35 2,672,334
5,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4 .000 02/01/36 5,107
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4 .000 02/01/37 1,018,023
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/43 540,547
1,810,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5 .000 11/01/41 1,982,835
320,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/28 320,087
330,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/30 330,227
435,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/41 389,770
TOTAL TAX OBLIGATION/LIMITED 81,921,489

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 6.9%
$ 1,560,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000% 01/01/49 $ 1,585,272
1,540,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/31 1,622,511
1,235,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/39 1,278,121
5,600,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 5,702,930
7,370,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/49 7,407,126
8,145,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 8,188,863
6,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 6,112,647
2,510,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/40 2,652,530
13,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/47 13,486,830
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5 .250 01/01/49 4,182,744
TOTAL TRANSPORTATION 52,219,574
UTILITIES - 7.4%
2,610,000 Blue Earth, Minnesota Electric Revenue Bonds, Series 2025A 5 .000 06/01/51 2,551,972
1,240,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,240,386
135,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 137,207
250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/43 272,391
2,275,000 (b) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4 .000 12/01/52 2,308,999
5,000,000 (b) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67%+
1.000%)
3 .432 12/01/52 4,996,939
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/31 1,001,099
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/32 1,001,051
4,650,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5 .000 10/01/47 4,653,495
535,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5 .000 12/01/50 548,731
400,000 Mountain Lake, Minnesota, Electric Revenue Bonds, Series 2025B 5 .000 12/01/54 407,658
5,555,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/47 5,576,449
390,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4 .000 10/01/28 394,611
1,610,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4 .000 10/01/33 1,619,905
355,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4 .000 10/01/28 359,058
270,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4 .000 10/01/29 272,914
2,500,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-3
4 .000 10/01/42 2,372,139

Portfolio of Investments May 31, 2026
(continued)
Minnesota

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,180,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4 .000% 10/01/40 $ 1,117,403
300,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3 .000 10/01/34 285,299
1,100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-2, (AMT)
4 .000 10/01/40 1,041,647
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3, (AMT)
5 .250 10/01/42 1,303,074
1,325,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/45 1,390,364
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/46 1,305,455
4,905,000 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 4,726,484
1,175,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4 .375 12/01/49 1,143,515
715,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/43 787,908
1,205,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/44 1,314,452
500,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 2025A
5 .000 01/01/46 538,202
11,265,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 11,405,850
TOTAL UTILITIES 56,074,657
TOTAL MUNICIPAL BONDS
(Cost $724,357,846) 716,820,393
TOTAL LONG-TERM INVESTMENTS
(Cost $724,357,846) 716,820,393
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.7%
X 28,400,000 MUNICIPAL BONDS - 3.7%   X –
HEALTH CARE - 1.9%
$ 4,900,000 (e) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
1 .500 11/15/38 $ 4,900,000
9,500,000 (e) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
2 .500 11/15/64 9,500,000
TOTAL HEALTH CARE 14,400,000
TAX OBLIGATION/GENERAL - 1.8%
14,000,000 (e) Hennepin County, Minnesota, General Obligation Bonds, Series
2017B
1 .570 12/01/41 14,000,000
TOTAL TAX OBLIGATION/GENERAL 14,000,000
TOTAL MUNICIPAL BONDS
(Cost $28,400,000) 28,400,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,400,000) 28,400,000
TOTAL INVESTMENTS - 98.0%
(Cost $752,757,846) 745,220,393
OTHER ASSETS & LIABILITIES, NET - 2.0% 15,047,235
NET ASSETS - 100% $ 760,267,628
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $14,443,038 or 1.9% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.

See Notes To Financial Statements
(d) When-issued or delayed delivery security.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
Nebraska
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
X 68,453,136 MUNICIPAL BONDS - 98.2%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 9.0%
$ 500,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town Project
Series 2026
5.000% 07/01/46 $ 522,230
500,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2025
5.250 07/01/49 523,717
1,195,000 Nebraska State Colleges Facilities Corporation, Nebraska,
Revenue Bonds, Facilities Program Series 2022B - AGM Insured
5.000 07/15/37 1,276,539
1,000,000 Nebraska State Colleges, Student Fees and Facilities Revenue
Bonds, Board of Trustees, Wayne State College Series 2023 -
AGM Insured
5.000 07/01/48 1,031,601
445,000 Saline County, Nebraska, Educational Facilities Revenue Bonds,
Doane College Project, Refunding Series 2020A
3.000 02/15/35 415,623
500,000 Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2020 - AGM Insured
3.000 03/15/45 415,263
2,000,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B
5.000 07/15/51 2,050,261
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 6,235,234
HEALTH CARE - 9.7%
575,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4.000 11/15/40 570,867
300,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4.000 11/15/41 295,057
180,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5.000 11/15/37 181,960
500,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5.000 11/15/47 502,295
440,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Series 2025
5.000 11/01/32 482,625
585,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Series 2025
5.500 11/01/49 629,542
775,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5.000 05/15/44 775,102
260,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
4.125 11/01/36 260,015
1,085,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5.000 11/01/45 1,085,507
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5.000 07/01/30 253,345
500,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/34 500,127
435,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/35 435,111
875,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250 02/01/37 820,914
TOTAL HEALTH CARE 6,792,467
LONG-TERM CARE - 1.5%
1,200,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4.000 01/01/49 1,066,396
TOTAL LONG-TERM CARE 1,066,396

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 48.5%
$ 500,000 Adams County, Nebraska, General Obligation Bonds, Series
2023A
5.000% 12/15/42 $ 509,637
750,000 Bellevue, Nebraska, Tax Supported Municipal Improvement
Bonds, Series 2024
4.000 09/15/49 698,506
500,000 Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2016
3.000 12/15/36 480,971
500,000 Cass County School District 32 Louisville Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2026
5.000 12/15/46 510,368
270,000 Cass County School District 56 Conestoga Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2025A
5.000 12/15/39 282,064
380,000 Cass County School District 56 Conestoga Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2025B
4.000 12/15/39 382,182
750,000 City of Omaha, Nebraska, Special Tax Revenue Redevelopment
and Refunding Bonds, Series 2024A
5.000 04/15/44 809,059
1,000,000 Custer County School District 025 Broken Bow Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2024 - BAM Insured
5.000 12/15/41 1,030,507
750,000 Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2023 - AGM Insured
5.000 12/15/48 790,798
1,000,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, Bennington Public Schools, Series 2016
3.375 12/15/41 904,067
500,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, School Building Series 2026
5.000 06/15/46 535,614
1,500,000 Douglas County School District 1, Nebraska, General Obligation
Bonds, Omaha Public Schools Series 2020
3.000 12/15/43 1,280,365
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2018
4.000 12/15/38 1,007,285
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2024 - AGM Insured
4.000 12/15/45 976,844
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2025
5.000 06/15/45 1,072,931
480,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2026
5.000 06/15/45 516,518
1,000,000 Douglas County School District 17 Millard, Nebraska, General
Obligation Bonds, Series 2026A
5.000 12/15/46 1,065,752
405,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5.000 12/15/43 429,726
1,000,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5.000 12/15/48 1,039,665
635,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2023
5.000 12/01/41 673,837
425,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2025B
5.000 12/01/44 450,813
350,000 Gretna, Nebraska, Tax Supported Municipal Improvement Bonds,
Refunding Series 2025B
4.375 12/15/41 355,083
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 5.000 12/15/40 260,444
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 4.000 12/15/44 243,398
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
5.000 12/15/39 391,391
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
4.000 12/15/44 366,989
965,000 Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022
4.000 05/15/42 944,374
1,000,000 La Vista, Nebraska, General Obligation Bonds, Highway
Allocation Pledge Series 2023
5.000 09/15/43 1,027,418
1,000,000 La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable
Refunding Series 2022 - AGM Insured
5.000 09/15/42 1,016,485

Portfolio of Investments May 31, 2026
(continued)
Nebraska

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Lancaster County School District 1, Lincoln, Nebraska, General
Obligation Bonds, Series 2020
3.000% 01/15/43 $ 851,204
500,000 Nance County School District 30, Nebraska, General Obligation
Bonds, Twin River Public School School Building Series 2024 -
BAM Insured
4.125 12/15/49 469,282
300,000 North Platte Airport Authority, Nebraska, General Obligation
Bonds, Series 2024
4.750 12/15/44 294,811
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2018A
4.000 01/15/37 501,974
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2019
4.000 04/15/37 505,283
610,000 Omaha, Nebraska, General Obligation Bonds, Series 2025A 5.000 04/15/45 655,841
1,000,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose
Series 2022
5.000 04/15/41 1,073,031
500,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2018A
5.000 01/15/33 507,274
1,000,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2024C
4.000 04/15/49 914,530
1,000,000 Otoe County School District 0501 Palmyra District OR-1,
Nebraska, General Obligation Bonds, School Building Series
2022
5.000 12/15/42 1,015,275
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2023
4.250 12/01/43 1,025,389
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2025
5.000 12/01/45 1,067,059
1,000,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019
5.000 06/15/40 1,037,841
1,000,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
5.000 12/15/47 1,014,417
500,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2025
5.000 12/15/45 527,750
1,000,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2023
4.250 12/15/48 966,039
530,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2024
5.000 12/15/43 546,893
750,000 York County School District 12, Nebraska, General Obligation
Bonds, School Building Series 2024
5.000 12/15/45 777,283
TOTAL TAX OBLIGATION/GENERAL 33,804,267
TAX OBLIGATION/LIMITED - 11.4%
500,000 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series
2023
4.000 06/15/43 500,765
500,000 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire
Project, Series 2018
4.000 09/15/27 500,423
1,250,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6.000 12/15/47 1,151,830
450,000 Douglas County Sanitary and Improvement District 607 Deer
Crest, Nebraska, General Obligation Bonds, Series 2024
5.000 09/15/44 443,653
1,060,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/28 1,096,828
600,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue
Bonds, Series 2025E
5.000 04/15/44 644,362
600,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue
Bonds, Series 2025E
5.000 04/15/45 640,466
1,000,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue
Bonds, Series 2026D
5.000 04/15/51 1,039,524
1,950,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,926,978
TOTAL TAX OBLIGATION/LIMITED 7,944,829

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 3.8%
$ 1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4.000% 07/01/36 $ 1,019,656
550,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2017A, (AMT)
5.000 12/15/36 554,263
1,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5.250 12/15/49 1,044,680
TOTAL TRANSPORTATION 2,618,599
UTILITIES - 14.3%
465,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5.000 09/01/37 486,525
1,000,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 1,050,667
1,930,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5.000 07/01/40 1,950,078
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5.000 10/01/43 520,957
1,000,000 Nebraska Public Power District, General Revenue Bonds, Series
2023A
5.000 07/01/28 1,037,068
500,000 Nebraska Public Power District, General Revenue Bonds, Series
2026A
5.000 01/01/47 529,451
750,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B
5.000 02/01/47 783,110
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2024A
5.500 02/01/49 1,083,283
500,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2025A
5.000 02/01/43 545,806
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2025B
5.000 02/01/47 1,063,414
500,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2016A
5.000 01/01/40 500,567
100,000 Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
4.625 09/01/41 99,978
340,000 Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
5.000 09/01/45 340,440
TOTAL UTILITIES 9,991,344
TOTAL MUNICIPAL BONDS
(Cost $69,042,176) 68,453,136
TOTAL LONG-TERM INVESTMENTS
(Cost $69,042,176) 68,453,136
OTHER ASSETS & LIABILITIES, NET - 1.8% 1,253,762
NET ASSETS - 100% $ 69,706,898
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments May 31, 2026
Oregon Intermediate
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 92.9%
X 221,554,573 MUNICIPAL BONDS - 92.9%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 5.7%
$ 1,095,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5.000% 05/01/30 $ 1,095,850
1,525,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2022A
5.000 05/01/32 1,592,735
420,000 Oregon Facilities Authority, Oregon, Revenue Bonds, Southern
Oregon Goodwill project, Series A
5.000 12/01/40 436,542
95,000 (a) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5.000 06/15/29 96,278
920,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5.000 06/15/34 932,708
2,190,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5.000 04/01/38 2,378,246
2,025,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5.000 04/01/40 2,178,004
490,000 (a) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022A
6.750 06/15/42 519,776
455,000 (a) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Redmond Proficiency Academy Project, Series
2025A
5.500 06/15/45 464,619
1,000,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4.000 12/01/36 1,017,849
1,875,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4.000 12/01/41 1,876,966
1,000,000 Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A
5.000 10/01/35 1,023,628
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 13,613,201
HEALTH CARE - 9.6%
455,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/39 489,720
1,000,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/40 1,066,019
375,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
4.000 01/01/33 375,045
1,000,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
5.000 01/01/33 1,000,803
715,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2020A
4.000 01/01/34 724,605
3,985,000 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A
4.125 11/15/32 3,985,956
600,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services Project, Refunding Series 2020A
5.000 10/01/30 632,322
485,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5.000 10/01/29 485,661
1,325,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5.000 10/01/30 1,326,162
4,105,000 (b) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-1, (Mandatory Put 2/01/30)
5.000 07/01/46 4,356,677
1,000,000 Oregon Health and Science University, Revenue Bonds, Series
2019A
5.000 07/01/29 1,062,426
560,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/30 560,555
1,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/31 1,000,910
310,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
4.000 05/15/41 299,593
1,200,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/46 1,200,382
2,235,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
5.000 05/15/32 2,350,392

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,230,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5.000% 07/01/33 $ 1,301,217
695,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5.000 07/01/34 732,153
TOTAL HEALTH CARE 22,950,598
HOUSING/MULTIFAMILY - 0.6%
340,000 Home Forward, Oregon, Multifamily Housing Revenue Bonds,
Lovejoy Station Apartments, Refunding Series 2016
4.000 07/15/29 340,477
1,000,000 (b) Oregon Housing and Community Services Department, Oregon,
Multifamily Housing Revenue Bonds, Hollywood Hub Apartments
Project, Series 2024R, (Mandatory Put 1/01/29)
4.000 01/10/48 1,020,463
TOTAL HOUSING/MULTIFAMILY 1,360,940
HOUSING/SINGLE FAMILY - 0.6%
935,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1.900 01/01/33 816,575
825,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1.950 07/01/33 715,395
TOTAL HOUSING/SINGLE FAMILY 1,531,970
INFORMATION TECHNOLOGY - 0.8%
2,000,000 (b) Oregon State  Business Development Commission, Recovery
Zone Facility Revenue Bonds, Intel Corporation Project, 232
Series 2010, (Mandatory Put 6/15/28)
3.800 12/01/40 2,023,151
TOTAL INFORMATION TECHNOLOGY 2,023,151
LONG-TERM CARE - 4.2%
1,000,000 Albany Hospital Facility Authority, Oregon, Senior Living Revenue
Bonds, Mennonite Village Project, Series 2026A
5.250 05/15/45 1,038,083
385,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.000 11/15/27 392,022
300,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.000 11/15/28 305,577
315,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.000 11/15/29 320,659
330,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.000 11/15/30 335,707
400,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4.000 11/15/26 400,114
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4.000 05/15/27 350,482
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4.000 11/15/27 350,829
930,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012
5.000 12/01/29 930,411
325,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016
5.000 12/01/30 326,496
1,005,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4.000 12/01/36 966,255
985,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5.125 07/01/35 985,326
1,540,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Capital Manor, Inc., Refunding Bonds, Series 2022
4.000 05/15/40 1,483,282
1,820,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5.000 11/15/36 1,824,273
TOTAL LONG-TERM CARE 10,009,516

Portfolio of Investments May 31, 2026
(continued)
Oregon Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 42.7%
$ 750,000 Aurora, Marion County, Oregon, General Obligation Bonds,
Taxable Series 2024 - BAM Insured
5.250% 06/01/45 $ 804,108
2,400,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Current Interest
Series 2017C
5.000 06/15/35 2,446,222
2,000,000 (c) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred Interest
Series 2017B
0.000 06/15/33 1,512,597
2,000,000 (c) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0.000 06/15/41 1,025,643
820,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025B
5.000 06/15/36 940,691
1,380,000 Bend, Oregon, General Obligation Bonds, Full Faith & Credit
Series 2023
5.000 06/01/36 1,570,276
350,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/26 350,311
2,835,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/27 2,906,029
350,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5.000 06/01/37 386,627
250,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5.000 06/01/38 274,628
1,000,000 Boardman, Morrow County, Oregon, General Obligation Bonds,
Series 2021 - BAM Insured
4.000 06/15/35 1,020,440
680,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5.000 06/15/38 770,875
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5.000 06/15/42 1,107,396
1,665,000 Clackamas and Multnomah Counties School District 7J Lake
Oswego, Oregon, General Obligation Bonds, Series 2017
4.000 06/01/32 1,680,114
1,915,000 (d) Clackamas and Multnomah Counties School District 7J Lake
Oswego, Oregon, General Obligation Bonds, Series 2026
5.000 06/01/43 2,110,041
1,000,000 Clackamas and Multnomah Counties School District 7J, Lake
Oswego, Oregon, General Obligation Bonds, Series 2025
5.000 06/01/42 1,101,364
1,730,000 Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Series 2026B
5.000 06/15/39 1,976,185
1,500,000 Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Series 2026B
5.000 06/15/43 1,665,234
1,000,000 Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Series 2026B
5.000 06/15/44 1,098,908
875,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Refunding Series 2025
5.000 06/15/42 968,972
3,575,000 (c) Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A
0.000 06/15/41 1,814,955
585,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5.000 06/15/31 611,101
550,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5.000 06/15/32 573,872
1,225,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Series 2025B
5.000 06/15/44 1,337,020
1,135,000 (c) David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0.000 06/15/34 846,122
2,000,000 (c) David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0.000 06/15/35 1,417,253
1,210,000 (c) David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0.000 06/15/37 764,620
1,000,000 (c) David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0.000 06/15/38 595,388
1,000,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5.000 06/15/42 1,095,271
1,335,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2023
5.000 06/15/36 1,483,620
2,000,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2025
5.000 06/15/41 2,217,819

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,500,000 Hillsboro, Washington County, Oregon, General Obligation
Bonds, Series 2026
5.000% 06/01/40 $ 1,699,544
1,500,000 Hillsboro, Washington County, Oregon, General Obligation
Bonds, Series 2026
4.000 06/01/41 1,526,090
605,000 Hoodland Rural Fire Protection District 74, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/38 676,315
1,845,000 Jackson County School District 5 Ashland, Oregon, General
Obligation Bonds, Series 2019
5.000 06/15/34 1,954,844
160,000 Keizer, Oregon, General Obligation Assessment Bonds, Keizer
Station Area A Local Improvement District, Series 2008
5.200 06/01/31 160,295
1,000,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4.000 06/15/33 1,034,740
1,750,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4.000 06/15/34 1,803,415
3,900,000 Lane County School District 4J Eugene, Oregon, General
Obligation Bonds, School Bond Guaranty Series 2019
4.000 06/15/35 3,972,924
500,000 (e) Lincoln County School District, Oregon, General Obligation
Bonds,  Conv Deferred Interest, Series 2025
0.000 06/15/37 556,892
500,000 (e) Lincoln County School District, Oregon, General Obligation
Bonds,  Conv Deferred Interest, Series 2025
0.000 06/15/39 550,958
2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5.000 06/15/34 2,161,556
2,145,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5.000 06/15/35 2,310,627
2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5.000 06/15/33 2,087,093
1,050,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5.000 06/15/38 1,085,966
1,000,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B
5.000 06/15/31 1,046,646
2,500,000 Metro, Oregon, General Obligation Bonds, Series 2020A 4.000 06/01/34 2,597,952
1,590,000 Metro, Oregon, General Obligation Bonds, Series 2025 5.000 06/01/41 1,788,600
1,060,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/42 1,156,741
450,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5.000 06/15/39 501,230
350,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5.000 06/15/41 385,127
1,250,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects, Series 2025K
5.000 11/01/42 1,392,121
770,000 Oregon State, General Obligation Bonds, Series 2024A 5.000 05/01/37 864,293
100,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
3.750 06/15/28 100,070
180,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
4.000 06/15/33 180,702
900,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Refunding Series 2016
5.000 06/15/29 901,116
1,455,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Series 2023
5.000 06/15/38 1,610,239
1,300,000 Portland, Oregon, Revenue Bonds, Fleet Maintenance Facility,
Limited Tax Series 2026A
5.000 04/01/41 1,466,896
1,570,000 Portland, Oregon, Revenue Bonds, Fleet Maintenance Facility,
Limited Tax Series 2026A
5.000 04/01/42 1,757,850
860,000 Portland, Oregon, Revenue Bonds, Fleet Maintenance Facility,
Limited Tax Series 2026A
5.000 04/01/43 956,845
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 1,977,055
500,000 Redmond Area Park and Recreation District, Deschutes County,
Oregon, General Obligation Bonds, Series 2023
5.000 06/15/34 560,387

Portfolio of Investments May 31, 2026
(continued)
Oregon Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,850,000 Redmond, Oregon, Full Faith and Credit Obligations, Airport
Expansion Project, Series 2025A, (AMT)
5.000% 06/01/37 $ 2,029,311
500,000 Redmond, Oregon, Full Faith and Credit Obligations, Airport
Expansion Project, Series 2025A, (AMT)
5.000 06/01/39 542,661
630,000 Redmond, Oregon, Full Faith and Credit Obligations, Series
2019B-1
5.000 06/01/36 658,196
2,285,000 Saint Helens, Oregon, Full Faith and Credit Obligations, Series
2021
4.000 08/01/41 2,294,698
1,000,000 Tillamook County School District 009, Oregon, General
Obligation Bonds, Series 2025
5.000 06/15/39 1,115,256
245,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5.000 06/15/27 251,011
340,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5.000 06/15/29 348,666
315,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5.000 06/15/31 322,678
500,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5.000 06/15/37 571,597
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5.000 06/15/38 852,744
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5.000 06/15/39 847,607
6,000,000 (c) Washington County School District 13, Oregon, General
Obligation Bonds, Series 2024A
0.000 06/15/44 2,606,775
1,320,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2016B
4.000 03/01/31 1,320,790
3,845,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5.000 06/01/42 4,262,731
1,010,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5.000 06/15/31 1,033,206
1,450,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5.000 06/15/34 1,479,719
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4.000 06/15/31 1,000,540
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4.000 06/15/32 1,000,479
TOTAL TAX OBLIGATION/GENERAL 101,837,496
TAX OBLIGATION/LIMITED - 11.4%
1,000,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A 4.000 06/01/37 1,019,906
200,000 Cannon Beach, Clatsop County, Oregon, General Obligation
Bonds, Full Faith Credit Series 2024
5.000 06/01/37 223,397
250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5.250 01/01/37 274,674
1,635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/28 1,691,805
460,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/32 490,201
1,000,000 Oregon Department of Administrative Services, State Lottery
Revenue Bonds, Projects and Refunding Series 2025A
5.000 04/01/38 1,134,834
3,000,000 Oregon Department of Administrative Services, State Lottery
Revenue Bonds, Series 2026A
5.000 04/01/43 3,324,739
2,435,000 Oregon Department of Administrative Services, State Lottery
Revenue Bonds, Series 2026A
5.000 04/01/44 2,671,680
1,565,000 Oregon Department of Administrative Services, State Lottery
Revenue Bonds, Series 2026A
5.000 04/01/45 1,700,530
2,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2019A
5.000 11/15/35 2,138,499
5,470,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2020A
4.000 11/15/39 5,536,848
1,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/43 1,102,275
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 997,164

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,600,000 Seaside, Clatsop County, Oregon, Transient Lodgings Tax
Revenue Bonds, Series 2018
5.000% 12/15/30 $ 1,669,580
1,000,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
5.000 10/01/31 1,035,167
2,060,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
4.000 10/01/33 2,081,566
TOTAL TAX OBLIGATION/LIMITED 27,092,865
TRANSPORTATION - 5.3%
1,000,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 1,000,147
3,745,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5.000 07/01/29 3,967,416
2,400,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2024-30A, (AMT)
5.000 07/01/37 2,628,687
1,690,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5.000 07/01/35 1,705,432
3,040,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5.000 07/01/34 3,317,294
TOTAL TRANSPORTATION 12,618,976
U.S. GUARANTEED - 0.1% (f)
425,000 (c) Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A, (Pre-
refunded 6/15/27)
0.000 06/15/41 219,619
TOTAL U.S. GUARANTEED 219,619
UTILITIES - 11.9%
2,140,000 Beaverton, Oregon, Water Revenue Bonds, Series 2020 5.000 04/01/40 2,259,240
2,090,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4.000 04/01/35 2,176,383
2,150,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4.000 04/01/36 2,225,948
350,000 Central Lincoln Peoples Utility District, Oregon, Electric Revenue
Bonds, Refunding Series 2025
5.000 12/01/42 385,653
250,000 Clackamas River Water, Oregon, Water Revenue Bonds,
Refunding Series 2025
5.000 11/01/37 280,850
300,000 Clackamas River Water, Oregon, Water Revenue Bonds,
Refunding Series 2025
5.000 11/01/42 326,841
1,000,000 Emerald Peoples Utility District, Oregon, Electric System Revenue
Bonds, Series 2025
5.000 06/01/42 1,103,748
1,135,000 Eugene, Oregon, Electric Utility Revenue Bonds, Refunding
Series 2024
5.000 08/01/42 1,245,568
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5.000 08/01/36 279,402
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5.000 08/01/37 277,844
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5.000 08/01/38 276,608
1,065,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 07/01/28 1,066,564
1,120,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 07/01/29 1,121,628
1,180,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 07/01/30 1,181,672
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/36 542,949
1,250,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/38 1,342,934
1,595,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2023A
5.000 12/01/36 1,776,003
500,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2025A
5.000 10/01/42 551,164
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2016A
4.000 04/01/33 2,500,414
3,000,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2022A
4.000 04/01/35 3,105,303
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/33 1,049,719

Portfolio of Investments May 31, 2026
(continued)
Oregon Intermediate

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Tigard, Washington County, Oregon, Water System Revenue
Bonds, Refunding Series 2025 - BAM Insured
5.000% 08/01/43 $ 1,097,984
1,525,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5.000 11/01/33 1,601,012
500,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5.000 11/01/36 520,810
TOTAL UTILITIES 28,296,241
TOTAL MUNICIPAL BONDS
(Cost $219,447,655) 221,554,573
TOTAL LONG-TERM INVESTMENTS
(Cost $219,447,655) 221,554,573
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.5%
X 13,160,000 MUNICIPAL BONDS - 5.5%   X –
HEALTH CARE - 1.5%
$ 3,585,000 (g) Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018B
2.800 08/01/34 $ 3,585,000
TOTAL HEALTH CARE 3,585,000
HOUSING/SINGLE FAMILY - 2.1%
5,000,000 (g) Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025D
2.850 01/01/51 5,000,000
TOTAL HOUSING/SINGLE FAMILY 5,000,000
TAX OBLIGATION/GENERAL - 1.9%
1,440,000 (g) Oregon State, General Obligation Bonds, Department of
Veterans Affairs Series 2020M
2.750 12/01/44 1,440,000
1,380,000 (g) Oregon State, General Obligation Bonds, Veterans'  Welfare
Series 95 of 2015P
1.600 12/01/36 1,380,000
1,755,000 (g) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
2.850 06/01/45 1,755,000
TOTAL TAX OBLIGATION/GENERAL 4,575,000
TOTAL MUNICIPAL BONDS
(Cost $13,160,000) 13,160,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,160,000) 13,160,000
TOTAL INVESTMENTS - 98.4%
(Cost $232,607,655) 234,714,573
OTHER ASSETS & LIABILITIES, NET - 1.6% 3,866,870
NET ASSETS - 100% $ 238,581,443
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $6,185,069 or 2.6% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Statement of Assets and Liabilities
See Notes to Financial Statements.

May 31, 2026
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
ASSETS
Long-term investments, at value
†
$ 376,932,326 $ 716,820,393 $ 68,453,136 $ 221,554,573
Short-term investments, at value
◊
17,370,000 28,400,000 – 13,160,000
Cash 6,003,565 8,582,351 – 2,065,795
Receivables:
Interest 5,170,445 10,051,042 1,067,765 2,965,530
Investments sold 450,000 90,086 665,775 480,078
Reimbursement from Adviser – – 5,065 –
Shares sold 245,015 767,872 101,444 997,483
Other 40,106 48,020 16,076 14,670
Total assets 406,211,457 764,759,764 70,309,261 241,238,129
LIABILITIES
Cash overdraft – – 391,701 –
Payables:
Management fees 166,850 306,042 29,625 99,183
Dividends 278,020 290,560 26,903 167,497
Interest 700 1,414 152 398
Investments purchased - regular settlement 1,733,664 – – —
Investments purchased - when-issued/delayed-delivery settlement – 2,742,864 – 2,078,062
Shares redeemed 413,323 807,669 56,470 172,564
Accrued expenses:
Custodian fees 79,745 120,136 36,340 54,997
Directors fees 19,827 26,906 2,471 6,650
Professional fees 38,747 43,594 34,155 36,239
Shareholder reporting expenses 13,536 19,893 7,450 9,092
Shareholder servicing agent fees 37,896 69,076 7,824 22,991
12b-1 distribution and service fees 18,304 51,546 5,874 6,565
Other 5,574 12,436 3,398 2,448
Total liabilities 2,806,186 4,492,136 602,363 2,656,686
Net assets $ 403,405,271 $ 760,267,628 $ 69,706,898 $ 238,581,443
NET ASSETS CONSIST OF:
Paid-in capital $ 420,880,166 $ 822,980,486 $ 84,359,867 $ 250,855,068
Total distributable earnings (loss) (17,474,895) (62,712,858) (14,652,969) (12,273,625)
Net assets $ 403,405,271 $ 760,267,628 $ 69,706,898 $ 238,581,443
†
   Long-term investments, cost $ 375,955,866 $ 724,357,846 $ 69,042,176 $ 219,447,655
◊
   Short-term investments, cost $ 17,370,000 $ 28,400,000 $ — $ 13,160,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.

Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
CLASS A:
Net assets $ 83,943,695 $ 262,371,362 $ 30,435,634 $ 32,942,413
Shares outstanding 8,571,982 24,409,667 3,113,496 3,345,372
Net asset value ("NAV") per share $ 9.79 $ 10.75 $ 9.78 $ 9.85
Maximum sales charge 3.00% 4.20% 4.20% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 10.09 $ 11.22 $ 10.21 $ 10.15
CLASS C:
Net assets $ 4,752,606 $ 9,224,881 $ 847,937 $ 1,321,792
Shares outstanding 488,592 858,959 86,841 134,960
NAV and offering price per share $ 9.73 $ 10.74 $ 9.76 $ 9.79
CLASS I:
Net assets $ 314,708,970 $ 488,671,385 $ 38,423,327 $ 204,317,238
Shares outstanding 32,276,334 45,533,299 3,923,396 20,702,627
NAV and offering price per share $ 9.75 $ 10.73 $ 9.79 $ 9.87
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion
Par value per share $   0.0001 $   0.0001 $   0.0001 $   0.0001

Statement of Operations
See Notes to Financial Statements.

Year Ended May 31, 2026
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
INVESTMENT INCOME
Interest $ 13,596,404 $ 28,352,065 $ 2,812,983 $ 7,514,379
Total investment income 13,596,404 28,352,065 2,812,983 7,514,379
EXPENSES
– – – –
Management fees 1,809,802 3,320,654 352,775 1,047,877
12b-1 service fees - Class A 163,800 467,073 63,218 55,099
12b-1 distribution and service fees - Class C 48,120 96,646 7,671 14,366
Shareholder servicing agent fees - Class A 28,400 77,750 12,512 9,477
Shareholder servicing agent fees - Class C 1,668 3,217 304 490
Shareholder servicing agent fees - Class I 97,461 146,999 14,771 61,869
Interest expense 20,818 47,839 3,119 5,035
Directors fees 17,602 32,733 3,421 9,928
Custodian expenses, net 57,464 87,503 26,501 40,017
Registration fees 45,762 59,338 27,974 21,251
Professional fees 56,415 65,635 46,623 51,526
Shareholder reporting expenses 33,656 42,321 23,321 28,517
Other 13,296 14,137 10,473 10,658
Total expenses before fee waiver/expense reimbursement 2,394,264 4,461,845 592,683 1,356,110
Fee waiver/expense reimbursement — — (98,297) (21,110)
Net expenses 2,394,264 4,461,845 494,386 1,335,000
Net investment income (loss) 11,202,140 23,890,220 2,318,597 6,179,379
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (38,464) (152,647) (306,680) (199,201)
Net realized gain (loss) (38,464) (152,647) (306,680) (199,201)
Change in unrealized appreciation (depreciation) on:
Investments 8,762,003 22,138,235 3,005,443 5,677,459
Net change in unrealized appreciation (depreciation) 8,762,003 22,138,235 3,005,443 5,677,459
Net realized and unrealized gain (loss) 8,723,539 21,985,588 2,698,763 5,478,258
Net increase (decrease) in net assets from operations $ 19,925,679 $ 45,875,808 $ 5,017,360 $ 11,657,637

Statement of Changes in Net Assets
See Notes to Financial Statements.

Minnesota Intermediate Minnesota
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 11,202,140 $ 10,062,382 $ 23,890,220 $ 22,456,242
Net realized gain (loss) (38,464) (574,864) (152,647) (1,379,737)
Net change in unrealized appreciation (depreciation) 8,762,003 (915,782) 22,138,235 (12,637,969)
Net increase (decrease) in net assets from operations 19,925,679 8,571,736 45,875,808 8,438,536
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,509,494) (2,427,910) (8,137,510) (7,703,482)
Class C (109,464) (129,309) (260,353) (319,594)
Class I (9,129,795) (7,526,314) (16,408,408) (15,344,750)
Total distributions (11,748,753) (10,083,533) (24,806,271) (23,367,826)
FUND SHARE TRANSACTIONS
Subscriptions 152,960,395 101,144,757 263,791,244 223,789,873
Reinvestments of distributions 8,414,633 6,876,703 21,162,712 19,788,678
Redemptions (85,227,418) (108,754,935) (193,098,350) (185,099,927)
Net increase (decrease) from Fund share transactions 76,147,610 (733,475) 91,855,606 58,478,624
Net increase (decrease) in net assets 84,324,536 (2,245,272) 112,925,143 43,549,334
Net assets at the beginning of period 319,080,735 321,326,007 647,342,485 603,793,151
Net assets at the end of period $ 403,405,271 $ 319,080,735 $ 760,267,628 $ 647,342,485

See Notes to Financial Statements.

Nebraska Oregon Intermediate
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 2,318,597 $ 2,275,479 $ 6,179,379 $ 5,500,192
Net realized gain (loss) (306,680) (814,269) (199,201) (196,819)
Net change in unrealized appreciation (depreciation) 3,005,443 (970,304) 5,677,459 (1,069,173)
Net increase (decrease) in net assets from operations 5,017,360 490,906 11,657,637 4,234,200
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,024,686) (1,007,002) (792,719) (715,796)
Class C (18,689) (20,661) (29,549) (27,356)
Class I (1,279,711) (1,247,237) (5,503,706) (4,834,067)
Total distributions (2,323,086) (2,274,900) (6,325,974) (5,577,219)
FUND SHARE TRANSACTIONS
Subscriptions 12,923,025 12,676,112 85,291,269 61,281,389
Reinvestments of distributions 1,998,584 1,981,776 4,343,322 3,940,334
Redemptions (17,363,056) (17,031,991) (40,002,652) (62,398,809)
Net increase (decrease) from Fund share transactions (2,441,447) (2,374,103) 49,631,939 2,822,914
Net increase (decrease) in net assets 252,827 (4,158,097) 54,963,602 1,479,895
Net assets at the beginning of period 69,454,071 73,612,168 183,617,841 182,137,946
Net assets at the end of period $ 69,706,898 $ 69,454,071 $ 238,581,443 $ 183,617,841

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Minnesota Intermediate
Class
A
5/31/26
$ 9.56 $ 0.28 $ 0.25 $ 0.53 $ (0.30) $ — $ (0.30) $ 9.79
5/31/25
9.61 0.29 (0.05) 0.24 (0.29) — (0.29) 9.56
5/31/24
9.68 0.28 (0.06) 0.22 (0.29) — (0.29) 9.61
5/31/23
9.86 0.25 (0.18) 0.07 (0.25) — (0.25) 9.68
5/31/22
10.65 0.20 (0.80) (0.60) (0.19) — (0.19) 9.86
Class
C
5/31/26
9.50 0.20 0.25 0.45 (0.22) — (0.22) 9.73
5/31/25
9.55 0.21 (0.04) 0.17 (0.22) — (0.22) 9.50
5/31/24
9.62 0.20 (0.06) 0.14 (0.21) — (0.21) 9.55
5/31/23
9.80 0.18 (0.19) (0.01) (0.17) — (0.17) 9.62
5/31/22
10.58 0.12 (0.80) (0.68) (0.10) — (0.10) 9.80
Class
I
5/31/26
9.52 0.30 0.25 0.55 (0.32) — (0.32) 9.75
5/31/25
9.57 0.31 (0.05) 0.26 (0.31) — (0.31) 9.52
5/31/24
9.64 0.30 (0.07) 0.23 (0.30) — (0.30) 9.57
5/31/23
9.82 0.27 (0.18) 0.09 (0.27) — (0.27) 9.64
5/31/22
10.60 0.22 (0.80) (0.58) (0.20) — (0.20) 9.82
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
5 .59% $ 83,944 0 .80% 0 .79% 2 .91% 10%
2 .54 79,842 0 .81 0 .79 3 .02 14
2 .27 87,301 0 .83 0 .81 2 .91 21
0 .71 85,313 0 .81 0 .81 2 .62 13
( 5 .75 ) 113,097 0 .80 0 .80 1 .96 28
4 .77 4,753 1 .60 1 .59 2 .12 10
1 .73 5,127 1 .61 1 .59 2 .22 14
1 .45 6,364 1 .63 1 .61 2 .10 21
( 0 .11 ) 8,829 1 .61 1 .61 1 .82 13
( 6 .46 ) 11,621 1 .60 1 .60 1 .16 28
5 .81 314,709 0 .60 0 .59 3 .11 10
2 .74 234,112 0 .61 0 .59 3 .22 14
2 .47 227,661 0 .63 0 .61 3 .10 21
0 .90 245,297 0 .61 0 .61 2 .82 13
( 5 .52 ) 272,534 0 .60 0 .60 2 .16 28

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Minnesota
Class
A
5/31/26
$ 10.41 $ 0.36 $ 0.35 $ 0.71 $ (0.37) $ — $ (0.37) $ 10.75
5/31/25
10.63 0.36 (0.20) 0.16 (0.38) — (0.38) 10.41
5/31/24
10.68 0.36 (0.05) 0.31 (0.36) — (0.36) 10.63
5/31/23
11.08 0.33 (0.41) (0.08) (0.32) — (0.32) 10.68
5/31/22
12.11 0.24 (1.06) (0.82) (0.21) — (0.21) 11.08
Class
C
5/31/26
10.40 0.27 0.36 0.63 (0.29) — (0.29) 10.74
5/31/25
10.62 0.27 (0.20) 0.07 (0.29) — (0.29) 10.40
5/31/24
10.67 0.27 (0.04) 0.23 (0.28) — (0.28) 10.62
5/31/23
11.07 0.24 (0.41) (0.17) (0.23) — (0.23) 10.67
5/31/22
12.10 0.15 (1.06) (0.91) (0.12) — (0.12) 11.07
Class
I
5/31/26
10.40 0.38 0.34 0.72 (0.39) — (0.39) 10.73
5/31/25
10.62 0.38 (0.20) 0.18 (0.40) — (0.40) 10.40
5/31/24
10.66 0.38 (0.04) 0.34 (0.38) — (0.38) 10.62
5/31/23
11.07 0.34 (0.41) (0.07) (0.34) — (0.34) 10.66
5/31/22
12.10 0.26 (1.05) (0.79) (0.24) — (0.24) 11.07
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .92% $ 262,371 0 .77% 0 .76% 3 .37% 7%
1 .41 220,043 0 .77 0 .76 3 .35 8
2 .99 214,252 0 .80 0 .79 3 .36 26
( 0 .73 ) 206,858 0 .79 0 .79 3 .03 29
( 6 .83 ) 225,930 0 .77 0 .77 2 .03 28
6 .08 9,225 1 .57 1 .56 2 .57 7
0 .59 10,609 1 .57 1 .56 2 .55 8
2 .16 13,274 1 .60 1 .59 2 .56 26
( 1 .51 ) 17,824 1 .59 1 .59 2 .22 29
( 7 .58 ) 25,848 1 .57 1 .57 1 .23 28
7 .06 488,671 0 .57 0 .56 3 .57 7
1 .61 416,691 0 .57 0 .56 3 .56 8
3 .29 376,267 0 .60 0 .59 3 .56 26
( 0 .61 ) 317,275 0 .59 0 .59 3 .21 29
( 6 .64 ) 392,073 0 .57 0 .57 2 .23 28

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Nebraska
Class
A
5/31/26
$ 9.41 $ 0.31 $ 0.37 $ 0.68 $ (0.31) $ — $ (0.31) $ 9.78
5/31/25
9.65 0.30 (0.24) 0.06 (0.30) — (0.30) 9.41
5/31/24
9.72 0.26 (0.09) 0.17 (0.24) — (0.24) 9.65
5/31/23
10.03 0.20 (0.32) (0.12) (0.19) — (0.19) 9.72
5/31/22
11.11 0.17 (1.09) (0.92) (0.16) — (0.16) 10.03
Class
C
5/31/26
9.40 0.23 0.37 0.60 (0.24) — (0.24) 9.76
5/31/25
9.64 0.22 (0.24) (0.02) (0.22) — (0.22) 9.40
5/31/24
9.71 0.18 (0.09) 0.09 (0.16) — (0.16) 9.64
5/31/23
10.01 0.12 (0.31) (0.19) (0.11) — (0.11) 9.71
5/31/22
11.08 0.08 (1.08) (1.00) (0.07) — (0.07) 10.01
Class
I
5/31/26
9.42 0.33 0.37 0.70 (0.33) — (0.33) 9.79
5/31/25
9.67 0.32 (0.25) 0.07 (0.32) — (0.32) 9.42
5/31/24
9.74 0.27 (0.08) 0.19 (0.26) — (0.26) 9.67
5/31/23
10.05 0.22 (0.32) (0.10) (0.21) — (0.21) 9.74
5/31/22
11.13 0.19 (1.09) (0.90) (0.18) — (0.18) 10.05
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
7 .35% $ 30,436 0 .94% 0 .94% 0 .80% 0 .80% 3 .23% 20%
0 .53 31,520 0 .96 0 .93 0 .82 0 .79 3 .04 19
1 .75 35,597 0 .94 0 .91 0 .84 0 .81 2 .66 20
( 1 .20 ) 44,057 0 .89 0 .89 0 .82 0 .82 2 .05 18
( 8 .34 ) 55,101 0 .88 0 .88 0 .87 0 .87 1 .57 26
6 .39 848 1 .74 1 .74 1 .60 1 .60 2 .43 20
( 0 .31 ) 822 1 .76 1 .73 1 .62 1 .59 2 .23 19
0 .93 991 1 .74 1 .71 1 .64 1 .61 1 .83 20
( 1 .89 ) 1,985 1 .69 1 .69 1 .62 1 .62 1 .25 18
( 9 .03 ) 2,650 1 .68 1 .68 1 .67 1 .67 0 .77 26
7 .54 38,423 0 .74 0 .74 0 .60 0 .60 3 .43 20
0 .62 37,113 0 .76 0 .73 0 .62 0 .59 3 .24 19
1 .95 37,025 0 .74 0 .71 0 .64 0 .61 2 .82 20
( 0 .99 ) 55,289 0 .69 0 .69 0 .62 0 .62 2 .25 18
( 8 .12 ) 64,848 0 .68 0 .68 0 .67 0 .67 1 .77 26

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Oregon Intermediate
Class
A
5/31/26
$ 9.58 $ 0.27 $ 0.28 $ 0.55 $ (0.28) $ — $ (0.28) $ 9.85
5/31/25
9.64 0.27 (0.06) 0.21 (0.27) — (0.27) 9.58
5/31/24
9.65 0.25 (0.02) 0.23 (0.24) — (0.24) 9.64
5/31/23
9.83 0.22 (0.19) 0.03 (0.21) — (0.21) 9.65
5/31/22
10.70 0.17 (0.88) (0.71) (0.16) — (0.16) 9.83
Class
C
5/31/26
9.53 0.19 0.27 0.46 (0.20) — (0.20) 9.79
5/31/25
9.58 0.19 (0.05) 0.14 (0.19) — (0.19) 9.53
5/31/24
9.60 0.17 (0.02) 0.15 (0.17) — (0.17) 9.58
5/31/23
9.77 0.14 (0.18) (0.04) (0.13) — (0.13) 9.60
5/31/22
10.64 0.09 (0.88) (0.79) (0.08) — (0.08) 9.77
Class
I
5/31/26
9.60 0.29 0.28 0.57 (0.30) — (0.30) 9.87
5/31/25
9.66 0.29 (0.06) 0.23 (0.29) — (0.29) 9.60
5/31/24
9.67 0.27 (0.02) 0.25 (0.26) — (0.26) 9.66
5/31/23
9.85 0.23 (0.19) 0.04 (0.22) — (0.22) 9.67
5/31/22
10.72 0.19 (0.87) (0.68) (0.19) — (0.19) 9.85
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
5 .81% $ 32,942 0 .81% 0 .81% 0 .80% 0 .80% 2 .79% 10%
2 .16 25,161 0 .83 0 .81 0 .83 0 .81 2 .73 18
2 .45 25,293 0 .86 0 .84 0 .86 0 .84 2 .54 20
0 .27 26,804 0 .83 0 .83 0 .83 0 .83 2 .22 18
( 6 .69 ) 33,236 0 .81 0 .81 0 .81 0 .81 1 .65 21
4 .86 1,322 1 .61 1 .61 1 .60 1 .60 1 .99 10
1 .44 1,590 1 .63 1 .61 1 .63 1 .61 1 .93 18
1 .52 1,536 1 .66 1 .64 1 .66 1 .64 1 .74 20
( 0 .43 ) 2,218 1 .63 1 .63 1 .63 1 .63 1 .43 18
( 7 .48 ) 2,905 1 .61 1 .61 1 .61 1 .61 0 .84 21
5 .99 204,317 0 .61 0 .61 0 .60 0 .60 2 .99 10
2 .38 156,867 0 .63 0 .61 0 .63 0 .61 2 .93 18
2 .64 155,309 0 .66 0 .64 0 .66 0 .64 2 .74 20
0 .46 154,245 0 .63 0 .63 0 .63 0 .63 2 .42 18
( 6 .46 ) 190,601 0 .61 0 .61 0 .61 0 .61 1 .84 21

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund
(“Minnesota Intermediate”), Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and
Nuveen Oregon Intermediate Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), among others. The
Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period
: The end of the reporting period for the Funds is May 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Minnesota Intermediate
$ —
Minnesota
—
Nebraska
—
Oregon Intermediate
—

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

Notes to Financial Statements
(continued)
evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 376,932,326 $ – $ 376,932,326
Short-Term Investments:
Municipal Bonds – 17,370,000 – 17,370,000
$ – $ 394,302,326 $ – $ 394,302,326
Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 716,820,393 $ – $ 716,820,393
Short-Term Investments:
Municipal Bonds – 28,400,000 – 28,400,000
$ – $ 745,220,393 $ – $ 745,220,393
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 68,453,136 $ – $ 68,453,136
$ – $ 68,453,136 $ – $ 68,453,136
Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 221,554,573 $ – $ 221,554,573
Short-Term Investments:
Municipal Bonds – 13,160,000 – 13,160,000
$ – $ 234,714,573 $ – $ 234,714,573

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Minnesota Intermediate
$ 92,912,491 $ 36,647,210
Minnesota
127,304,938 46,255,315
Nebraska
13,649,290 14,947,338
Oregon Intermediate
54,406,987 19,164,376

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/26
Year Ended
5/31/25
Minnesota Intermediate Shares Value Shares Value
Subscriptions:
Class A 1,996,382 $19,447,272 1,600,908 $15,510,224
Class A - automatic conversion of Class C 4,709 45,918 2,767 26,818
Class C 79,065 771,575 76,851 740,916
Class I 13,719,366 132,695,630 8,803,101 84,866,799
Total subscriptions 15,799,522 152,960,395 10,483,627 101,144,757
Reinvestments of distributions:
Class A 241,862 2,357,343 235,207 2,286,533
Class C 11,234 108,756 13,284 128,332
Class I 612,411 5,948,534 461,022 4,461,838
Total reinvestments of distributions 865,507 8,414,633 709,513 6,876,703
Redemptions:
Class A (2,018,293) (19,680,818) (2,573,586) (24,963,690)
Class C (136,537) (1,317,001) (214,170) (2,067,948)
Class C - automatic conversion to Class A (4,742) (45,918) (2,785) (26,818)
Class I (6,637,762) (64,183,681) (8,468,018) (81,696,479)
Total redemptions (8,797,334) (85,227,418) (11,258,559) (108,754,935)
Net increase (decrease) 7,867,695 $76,147,610 (65,419) $(733,475)
Year Ended
5/31/26
Year Ended
5/31/25
Minnesota Shares Value Shares Value
Subscriptions:
Class A 8,235,020 $87,736,307 5,476,267 $58,648,675
Class A - automatic conversion of Class C 13,581 141,512 13,697 148,102
Class C 109,100 1,162,970 159,618 1,714,512
Class I 16,464,933 174,750,455 15,242,368 163,278,584
Total subscriptions 24,822,634 263,791,244 20,891,950 223,789,873
Reinvestments of distributions:
Class A 740,668 7,886,994 689,133 7,399,967
Class C 23,850 253,463 28,763 308,811
Class I 1,224,987 13,022,255 1,126,807 12,079,900
Total reinvestments of distributions 1,989,505 21,162,712 1,844,703 19,788,678
Redemptions:
Class A (5,715,106) (60,604,037) (5,196,283) (55,681,843)
Class C (280,138) (2,963,103) (404,573) (4,352,928)
Class C - automatic conversion to Class A (13,594) (141,512) (13,709) (148,102)
Class I (12,231,417) (129,389,698) (11,732,168) (124,917,054)
Total redemptions (18,240,255) (193,098,350) (17,346,733) (185,099,927)
Net increase (decrease) 8,571,884 $91,855,606 5,389,920 $58,478,624

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
5/31/26
Year Ended
5/31/25
Nebraska Shares Value Shares Value
Subscriptions:
Class A 331,486 $3,168,861 367,099 $3,546,820
Class C 31,281 304,325 21,436 209,728
Class I 974,992 9,449,839 910,467 8,919,564
Total subscriptions 1,337,759 12,923,025 1,299,002 12,676,112
Reinvestments of distributions:
Class A 101,557 981,763 99,189 966,534
Class C 1,936 18,689 2,120 20,642
Class I 103,077 998,132 101,922 994,600
Total reinvestments of distributions 206,570 1,998,584 203,231 1,981,776
Redemptions:
Class A (670,332) (6,474,498) (802,949) (7,853,102)
Class C (33,817) (324,027) (38,946) (380,932)
Class I (1,093,274) (10,564,531) (902,800) (8,797,957)
Total redemptions (1,797,423) (17,363,056) (1,744,695) (17,031,991)
Net increase (decrease) (253,094) $(2,441,447) (242,462) $(2,374,103)
Year Ended
5/31/26
Year Ended
5/31/25
Oregon Intermediate Shares Value Shares Value
Subscriptions:
Class A 1,561,616 $15,362,954 666,834 $6,492,254
Class C 20,099 195,696 33,194 316,561
Class I 7,110,965 69,732,619 5,598,615 54,472,574
Total subscriptions 8,692,680 85,291,269 6,298,643 61,281,389
Reinvestments of distributions:
Class A 72,332 709,437 63,386 616,687
Class C 3,026 29,485 2,812 27,205
Class I 366,683 3,604,400 338,139 3,296,442
Total reinvestments of distributions 442,041 4,343,322 404,337 3,940,334
Redemptions:
Class A (914,917) (8,983,716) (728,213) (7,080,477)
Class C (55,020) (534,278) (29,447) (287,110)
Class I (3,116,801) (30,484,658) (5,676,672) (55,031,222)
Total redemptions (4,086,738) (40,002,652) (6,434,332) (62,398,809)
Net increase (decrease) 5,047,983 $49,631,939 268,648 $2,822,914

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Minnesota Intermediate
$ 393,235,392 $ 3,799,177 $ (2,732,243) $ 1,066,934
Minnesota
752,569,775 6,597,470 (13,946,852) (7,349,382)
Nebraska
69,025,434 618,746 (1,191,044) (572,298)
Oregon Intermediate
232,568,939 3,035,595 (889,961) 2,145,634
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Minnesota
Intermediate
$ 766,689 $ — $ — $ 1,066,934 $ (18,280,576) $ — $ (1,027,942) $ (17,474,895)
Minnesota
863,204 906 — (7,349,382) (54,078,539) — (2,149,047) (62,712,858)
Nebraska
371,381 — — (572,298) (14,253,072) — (198,980) (14,652,969)
Oregon
Intermediate
607,751 7,727 — 2,145,634 (14,463,478) — (571,259) (12,273,625)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2026 through May 31, 2026 and paid on June 1, 2026.
The tax character of distributions paid was as follows:
5/31/26 5/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Minnesota Intermediate
$ 11,745,891 $ 2,862 $ — $ 10,083,149 $ 384 $ —
Minnesota
24,797,913 8,358 — 23,361,289 6,537 —
Nebraska
2,321,356 1,730 — 2,274,900 — —
Oregon Intermediate
6,325,974 — — 5,577,219 — —
1 Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
Minnesota Intermediate $ 9,520,332 $ 8,760,244 $ 18,280,576
Minnesota 23,784,711 30,293,828 54,078,539
Nebraska 3,494,452 10,758,620 14,253,072
Oregon Intermediate 6,684,175 7,779,303 14,463,478

The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the reporting period, the fund-level fee and complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Average Daily Net Assets
Minnesota
Intermediate Minnesota Nebraska
Oregon
Intermediate
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Minnesota Intermediate
0.3400% 0.1545% 0.4945%
Minnesota
0.3300 0.1545 0.4845
Nebraska
0.3500 0.1545 0.5045
Oregon Intermediate
0.3400 0.1545 0.4945
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Nebraska 0.65% July 31, 2028
Oregon Intermediate 0.61% July 31, 2028

Notes to Financial Statements
(continued)
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Purchases Sales
Realized
Gain (Loss)
Minnesota Intermediate
$ 400,196 $ — $ —
Minnesota
6,724,129 — —
Nebraska
— 1,006,200 (23,058)
Oregon Intermediate
— — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Minnesota Intermediate
$ 133,104 $ 125,204
Minnesota
643,922 627,469
Nebraska
38,841 36,497
Oregon Intermediate
132,035 124,983
Fund
Commission
Advances
(Unaudited)
Minnesota Intermediate
$ 106,354
Minnesota
533,900
Nebraska
23,059
Oregon Intermediate
102,792
Fund
12b-1 Fees
Retained
(Unaudited)
Minnesota Intermediate
$ 5,216
Minnesota
10,812
Nebraska
1,206
Oregon Intermediate
2,554

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
10. Subsequent Events
Line of Credit
:
During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20%
per annum on amounts borrowed. All other terms remain unchanged.
Fund
CDSC
Retained
(Unaudited)
Minnesota Intermediate
$ 8,323
Minnesota
16,780
Nebraska
—
Oregon Intermediate
30,775
Fund
Maximum
Outstanding
Balance
Minnesota Intermediate
$ 6,200,000
Minnesota
2,605,390
Nebraska
—
Oregon Intermediate
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Minnesota Intermediate
4 $ 4,986,725 5.13%
Minnesota
4 1,346,758 5.13
Nebraska
— — —
Oregon Intermediate
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Minnesota Intermediate
$ —
Minnesota
—
Nebraska
—
Oregon Intermediate
—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the directors (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Directors fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Minnesota Intermediate Municipal Bond Fund

Nuveen Minnesota Municipal Bond Fund

Nuveen Nebraska Municipal Bond Fund

Nuveen Oregon Intermediate Municipal Bond Fund (collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Directors (the “Board” and each Director, a “Board Member”) of Nuveen Investment Funds, Inc. approved, for each applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL,” and such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers,

2

conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

4

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Minnesota Intermediate Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	First Quartile	First Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Fourth Quartile	Third Quartile

6

Nuveen Minnesota Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Second Quartile	Third Quartile
Performance Benchmark	Underperformed	Outperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Second Quartile	Third Quartile

••	In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.

Nuveen Nebraska Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Fourth Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

Nuveen Oregon Intermediate Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Fourth Quartile	Third Quartile

••

The Board considered that management had agreed to a temporary expense cap last year, the impact of which was not fully reflected in the comparative expense data. The Board further considered that the Adviser agreed to extend its temporary expense cap for the Fund.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested directors, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect an internal restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: August 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: August 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)